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Centennial Tax Exempt Trust
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6803 South Tucson Way, Englewood, Colorado 80112
1.800.525.9310

Statement of Additional Information dated November 1, 2001 revised July 1, 2002

         This Statement of Additional  Information is not a prospectus.  This document contains additional  information about the Trust and  supplements  information in the Prospectus  dated November 1, 2001. It should be read together with the  Prospectus,  which may be obtained by writing to the Trust's  Transfer  Agent,  Shareholder  Services,  Inc., at P.O. Box 5143,  Denver,  Colorado  80217,  or by
calling the Transfer Agent at the toll-free number shown above.

Contents
                                                                                                             Page
About the Trust

About Your Account

Financial Information About the Trust

A B O U T  T H E  T R U S T

Additional Information About the Trust's Investment Policies and Risks

The  investment  objective  and the  principal  investment  policies of the Trust are described in the  Prospectus.  This  Statement of
Additional  Information contains supplemental  information about those policies and the types of securities that the Trust's investment manager,  Centennial Asset Management  Corporation,  (referred to as, the "Manager") will select for the Trust. Additional explanations are also provided about the strategies the Trust may use to try to achieve its objective.

The Trust's  Investment  Policies.  The composition of the Trust's portfolio and the techniques and strategies that the Trust's Manager uses in selecting  portfolio  securities  will vary over time.  The Trust is not required to use all of the  investment  techniques and strategies  described  below at all times in seeking its goal. It may use some of the special  investment  techniques and strategies at some times or not at all.

         The Trust does not make investments with the objective of seeking capital growth.  However,  the values of the securities held by the Trust may be affected by changes in general  interest  rates and other  factors,  prior to their  maturity.  Because the current values of debt  securities  vary inversely with changes in prevailing  interest  rates,  if interest rates increase after a security is purchased,  that security will  normally fall in value.  Conversely,  should  interest  rates  decrease  after a security is purchased, normally its value will rise.

         However,  those  fluctuations  in value will not  generally  result in realized  gains or losses to the Trust unless the Trust sells the security  prior to the  security's  maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued  interest.  The Trust does not usually intend to dispose of securities  prior to their  maturity,  but may do so for liquidity purposes,  or because of other factors affecting the issuer that cause the Manager to sell the particular  security.  In that case, the Trust could realize a capital gain or loss on the sale.

         There are  variations  in the credit  quality of municipal  securities,  both within a particular  rating  classification  and between  classifications.  These  variations  depend on numerous  factors.  The yields of  municipal  securities  depend on a number of factors,  including general  conditions in the municipal  securities  market,  the size of a particular  offering,  the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal  Securities.  The types of municipal  securities in which the Trust may invest are described in the  Prospectus  under "About the Trust's  Investments."  Municipal  securities  are generally  classified as general  obligation  bonds,  revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

         |X|  Municipal  Bonds. We have classified  municipal  securities  having a maturity (when the security is issued) of more than one year as "municipal  bonds." The principal  classifications  of long-term  municipal  bonds are "general  obligation"  and "revenue"
(including "industrial development") bonds. They may have fixed, variable or floating rates of interest, as described below.

         Some bonds may be  "callable,"  allowing  the issuer to redeem  them  before  their  maturity  date.  To protect  bondholders, callable  bonds may be issued with  provisions  that prevent them from being  called for a period of time.  Typically,  that is 5 to 10 years from the issuance date.  When interest rates decline,  if the call  protection on a bond has expired,  it is more likely that the issuer may call the bond.  If that  occurs,  the Trust might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

           |_|  General  Obligation Bonds. The basic security behind general  obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest.  Issuers of general  obligation  bonds include states,  counties,  cities,  towns, and regional districts.  The proceeds of these obligations are used to fund a wide range of public projects,  including construction or improvement of schools,  highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt  service on these bonds may be limited or  unlimited.  Additionally,  there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

           |_|  Revenue  Bonds.  The  principal  security for a revenue bond is  generally  the net revenues  derived from a particular facility,  group of  facilities,  or, in some cases,  the proceeds of a special excise tax or other specific  revenue  source.  Revenue bonds are issued to finance a wide variety of capital  projects.  Examples include  electric,  gas, water and sewer systems;  highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.

         Although the principal security for these types of bonds may vary from bond to bond, many provide  additional  security in the form of a debt service  reserve fund that may be used to make  principal  and interest  payments on the issuer's  obligations.  Housing finance  authorities  have a wide  range  of  security,  including  partially  or  fully  insured  mortgages,  rent  subsidized  and/or collateralized  mortgages,  and/or the net revenues from housing or other public projects.  Some  authorities  provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

           |_|  Industrial  Development  Bonds.  Industrial  development  bonds are considered  municipal bonds if the interest paid is exempt from federal  income tax.  They are issued by or on behalf of public  authorities  to raise money to finance  various  privately operated  facilities for business and manufacturing,  housing,  sports, and pollution control.  These bonds may also be used to finance public  facilities  such as airports,  mass transit  systems,  ports,  and parking.  The payment of the  principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial  obligations and the pledge,  if any, of real and personal property financed by the bond as security for those payments.

           |_|  Private  Activity  Municipal  Securities.  The Tax Reform Act of 1986 (the "Tax Reform  Act")  reorganized,  as well as amended,  the rules  governing tax exemption  for interest on certain types of municipal  securities.  The Tax Reform Act generally did not change the tax treatment of bonds issued in order to finance  governmental  operations.  Thus, interest on general obligation bonds issued by or on behalf of state or local  governments,  the proceeds of which are used to finance the  operations of such  governments, continues  to be  tax-exempt.  However,  the Tax  Reform  Act  limited  the use of  tax-exempt  bonds  for  non-governmental  (private)
purposes.  More stringent  restrictions  were placed on the use of proceeds of such bonds.  Interest on certain private  activity bonds is taxable under the revised rules.  There is an exception for  "qualified"  tax-exempt  private  activity bonds,  for example,  exempt facility bonds including  certain  industrial  development  bonds,  qualified  mortgage bonds,  qualified  Section 501(c)(3) bonds, and qualified  student  loan bonds.  Normally,  the Trust will not invest more than 20% of its total assets in private  activity  municipal securities or other taxable investments.

         In addition,  limitations as to the amount of private  activity bonds which each state may issue were revised  downward by the
Tax Reform  Act,  which will  reduce the supply of such  bonds.  The value of the  Trust's  portfolio  could be  affected if there is a reduction in the availability of such bonds.

         Interest on certain private activity bonds issued after August 7, 1986,  which continues to be tax-exempt,  will be treated as a tax preference item subject to the alternative  minimum tax (discussed below) to which certain  taxpayers are subject.  The Trust may hold municipal  securities the interest on which (and thus a proportionate  share of the  exempt-interest  dividends paid by the Trust)
will be subject to the federal alternative minimum tax on individuals and corporations.

         The federal  alternative  minimum tax is  designed to ensure that all persons who receive  income pay some tax,  even if their regular tax is zero.  This is  accomplished  in part by  including  in taxable  income  certain tax  preference  items that are used to calculate  alternative  minimum taxable income.  The Tax Reform Act made tax-exempt  interest from certain private activity bonds a tax preference item for purposes of the alternative  minimum tax on individuals and corporations.  Any  exempt-interest  dividend paid by a regulated  investment  company  will be treated as  interest on a specific  private  activity  bond to the extent of the  proportionate relationship the interest the investment company receives on such bonds bears to all its exempt interest dividends.

         In addition,  corporate  taxpayers  subject to the  alternative  minimum tax may,  under some  circumstances,  have to include exempt-interest  dividends in calculating their alternative  minimum taxable income. That could occur in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

         To determine  whether a municipal  security is treated as a taxable private  activity bond, it is subject to a test for: (a) a trade or business use and security interest,  or (b) a private loan restriction.  Under the trade or business use and security interest test, an obligation is a private  activity bond if: (i) more than 10% of the bond proceeds are used for private  business  purposes and
(ii) 10% or more of the payment of  principal  or interest on the issue is directly or  indirectly  derived from such private use or is secured by the privately  used property or the payments  related to the use of the property.  For certain types of uses, a 5% threshold is substituted for this 10% threshold.

         The term  "private  business  use" means any direct or indirect  use in a trade or  business  carried on by an  individual  or entity other than a state or municipal  governmental  unit.  Under the private loan  restriction,  the amount of bond proceeds that may be used to make  private  loans is limited to the lesser of 5% or $5.0  million of the  proceeds.  Thus,  certain  issues of  municipal securities could lose their tax-exempt status  retroactively if the issuer fails to meet certain  requirements as to the expenditure of the proceeds of that issue or the use of the  bond-financed  facility.  The Trust makes no  independent  investigation  of the users of such bonds or their use of  proceeds of the bonds.  If the Trust  should hold a bond that loses its  tax-exempt  status  retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

         Additionally,  a private  activity bond that would otherwise be a qualified  tax-exempt  private activity bond will not, under
Internal  Revenue Code Section  147(a),  be a qualified  bond for any period during which it is held by a person who is a  "substantial user" of the facilities or by a "related person" of such a substantial  user. This  "substantial  user" provision  applies primarily to exempt facility bonds,  including industrial  development bonds. The Trust may invest in industrial development bonds and other private activity  bonds.  Therefore,  the Trust may not be an appropriate  investment for entities  which are  "substantial  users" (or persons related to  "substantial  users") of such exempt  facilities.  Those  entities and persons  should  consult  their tax advisers  before purchasing shares of the Trust.

         A "substantial  user" of such facilities is defined  generally as a "non-exempt  person who regularly uses part of a facility"
financed  from the proceeds of exempt  facility  bonds.  Generally,  an  individual  will not be a "related  person" under the Internal
Revenue Code unless such individual or the individual's  immediate  family (spouse,  brothers,  sisters and immediate  descendants) own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation  or  partnership  which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

         |X|  Municipal Notes.  Municipal  securities having a maturity (when the security is issued) of one year or less are generally known as municipal  notes.  Municipal  notes generally are used to provide for short-term  working capital needs.  Some of the types of municipal notes the Trust can invest in are described below.

           |_|  Tax  Anticipation  Notes.  These are issued to finance working  capital needs of  municipalities.  Generally,  they are issued in anticipation  of various  seasonal tax revenue,  such as income,  sales,  use or other business  taxes,  and are payable from these specific future taxes.

           |_|  Revenue  Anticipation  Notes.  These are notes  issued in  expectation  of receipt of other types of  revenue,  such as federal revenues available under federal revenue-sharing programs.

           |_|  Bond  Anticipation  Notes. Bond  anticipation  notes are issued to provide interim financing until long-term  financing can be arranged.  The long-term bonds that are issued typically also provide the money for the repayment of the notes.

           |_|  Construction  Loan Notes.  These are sold to provide project  construction  financing until permanent  financing can be secured.  After successful  completion and acceptance of the project, it may receive permanent financing through public agencies,  such as the Federal Housing Administration.

         |X|  Tax Exempt  Commercial  Paper.  This type of  short-term  obligation  (usually  having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

         |X|  Municipal  Lease  Obligations.  The Trust's  investments in municipal lease  obligations  may be through  certificates of participation  that are  offered to  investors  by public  entities.  Municipal  leases may take the form of a lease or an  installment purchase  contract  issued by a state or local  government  authority  to obtain  funds to  acquire a wide  variety  of  equipment  and facilities.

         Some municipal  lease  securities may be deemed to be "illiquid"  securities.  Their purchase by the Trust would be limited as described  below in "Illiquid  Securities."  From time to time the Trust may invest more than 5% of its net assets in  municipal  lease obligations  that the Manager has determined to be liquid under guidelines set by the Board of Trustees.  Those guidelines  require the
Manager to evaluate:
         |_|  the frequency of trades and price quotations for such securities;
         |_|  the number of dealers or other potential buyers willing to purchase or sell such securities;
         |_|  the availability of market-makers; and
         |_|  the nature of the trades for such securities.

         Municipal leases have special risk  considerations.  Although lease obligations do not constitute  general  obligations of the municipality  for which the  municipality's  taxing power is pledged,  a lease  obligation is ordinarily  backed by the  municipality's covenant to budget for,  appropriate and make the payments due under the lease obligation.  However,  certain lease obligations contain
"non-appropriation"  clauses which provide that the  municipality has no obligation to make lease or installment  purchase  payments in future years unless money is appropriated  for that purpose on a yearly basis.  While the obligation  might be secured by the lease, it might be difficult to dispose of that property in case of a default.

         Projects financed with  certificates of participation  generally are not subject to state  constitutional  debt limitations or other  statutory  requirements  that may  apply to  other  municipal  securities.  Payments  by the  public  entity  on the  obligation underlying  the  certificates  are derived from  available  revenue  sources.  That  revenue  might be diverted to the funding of other municipal  service  projects.  Payments of interest  and/or  principal with respect to the  certificates  are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

         In  addition  to the risk of  "non-appropriation,"  municipal  lease  securities  do not  have as  highly  liquid a market  as conventional  municipal  bonds.  Municipal  leases,  like other municipal debt  obligations,  are subject to the risk of non-payment of interest or  repayment of principal  by the issuer.  The ability of issuers of  municipal  leases to make timely lease  payments may be adversely  affected in general economic  downturns and as relative  governmental cost burdens are reallocated among federal,  state and local  governmental  units. A default in payment of income would result in a reduction of income to the Trust.  It could also result in a reduction in the value of the municipal  lease and that,  as well as a default in repayment of principal,  could result in a decrease in the net asset value of the Trust.  While the Trust holds such  securities,  the  Manager  will also  evaluate  the  likelihood  of a continuing market for these securities and their credit quality.

Floating  Rate/Variable  Rate  Obligations.  The Trust may invest in instruments with floating or variable interest rates. The interest rate on a floating rate obligation is based on a stated  prevailing  market rate, such as a bank's prime rate, the 90-day U.S. Treasury
Bill  rate,  the rate of  return  on  commercial  paper or bank  certificates  of  deposit,  or some  other  standard.  The rate on the investment is adjusted  automatically  each time the market rate is adjusted.  The interest rate on a variable rate  obligation is also based on a stated prevailing  market rate but is adjusted  automatically at a specified  interval.  Some variable rate or floating rate obligations  in which the Trust may invest have a demand  feature  entitling  the holder to demand  payment of an amount  approximately equal to the amortized  cost of the  instrument  or the principal  amount of the  instrument  plus accrued  interest at any time, or at specified  intervals  not exceeding the maximum time  permitted  under Rule 2a-7 (which is currently 397 days).  These notes may or may not be backed by bank letters of credit.

         Variable  rate  demand  notes  may  include  master  demand  notes,  which are  obligations  that  permit  the Trust to invest fluctuating  amounts in a note. The amount may change daily without  penalty,  pursuant to direct  arrangements  between the Trust,  as the note  purchaser,  and the issuer of the note.  The interest  rates on these notes  fluctuate  from time to time. The issuer of this type of obligation  normally has a corresponding  right in its discretion,  after a given period,  to prepay the outstanding  principal amount of the  obligation  plus  accrued  interest.  The issuer  must give a specified  number of days'  notice to the holders of those obligations.  Generally,  the changes in the  interest  rate on those  securities  reduce the  fluctuation  in their market  value.  As interest  rates  decrease or  increase,  the  potential  for capital  appreciation  or  depreciation  is less than that for  fixed-rate obligations having the same maturity.

         Because these types of obligations are direct lending  arrangements  between the note purchaser and issuer of the note,  these instruments  generally  will not be  traded.  Generally,  there is no  established  secondary  market for these  types of  obligations, although  they are  redeemable  from the issuer at face  value.  Accordingly,  where  these  obligations  are not secured by letters of credit or other credit  support  arrangements,  the Trust's  right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand.  These types of  obligations  usually are not rated by credit rating  agencies.  The Trust may invest in  obligations  that are not rated only if the Manager  determines at the time of investment  that they are Eligible  Securities.  The
Manager,  on behalf of the Trust,  will monitor the  creditworthiness  of the issuers of the floating and variable rate  obligations in the Trust's  portfolio  on an ongoing  basis.  There is no limit on the amount of the  Trust's  assets that may be invested in floating rate and variable rate obligations that meet the requirements of Rule 2a-7.

When-Issued  and  Delayed  Delivery  Transactions.  As stated in the  Prospectus,  the Trust may invest in  municipal  securities  on a
"when-issued"  or "delayed  delivery"  basis.  Payment for and delivery of the  securities  shall not exceed 120 days from the date the offer is  accepted.  The  purchase  price and yield are fixed at the time the buyer  enters  into the  commitment.  During  the  period between the time of  commitment  and  settlement,  no payment is made by the Trust to the issuer and no  interest  accrues to the Trust from this  investment.  However,  the Trust intends to be as fully invested as possible and will not invest in  when-issued  securities if its income or net asset  value will be  materially  adversely  affected.  At the time the Trust makes the  commitment  to purchase a municipal  security on a  when-issued  basis,  it will  record the  transaction  on its books and reflect the value of the  security in determining  its net  asset  value.  It will  also  segregate  cash or  other  liquid  high  quality  Securities  equal in value to the commitment for the when-issued  securities.  While  when-issued  securities may be sold prior to settlement  date, the Trust intends to acquire the securities upon settlement  unless a prior sale appears  desirable for investment  reasons.  There is a risk that the yield available in the market when delivery occurs may be higher than the yield on the security acquired.

Ratings of Securities - Portfolio  Quality,  Maturity and  Diversification.  Under Rule 2a-7 of the  Investment  Company Act, the Trust
uses the  amortized  cost method to value its  portfolio  securities  to  determine  the  Trust's net asset value per share.  Rule 2a-7 imposes  requirements  for the maturity,  quality and  diversification  of the securities  which the Trust buys. The Trust may purchase only those  securities that the Manager,  under procedures  approved by the Board of Trustees,  has determined have minimal credit risk and, as such, are "eligible securities".

         |_|  Quality.  Eligible  securities are  securities  that have received a rating in one of the two highest  short-term  rating categories by a rating  organization.  Rating  organizations  are  designated by the SEC.  Eligible  securities  may be "first tier" or
"second tier"  securities.  First tier  securities  are those that have  received a rating in the highest  category for short term debt obligations  by at least two rating  organizations.  If only one rating  organization  has rated the security,  it must be rated in the highest category for that rating  organization.  U.S.  government  securities and securities issued by a registered money market mutual fund are also first tier securities.

              The Trust may also buy second tier  "conduit  securities".  These  eligible  securities  are  securities  rated by rating organizations  but are not first tier  securities.  Conduit  securities  are municipal  securities  such as industrial  development  or revenue bonds issued to finance  non-government  projects.  The payment of the principal and interest on a conduit  security is not the obligation  of the  municipal  issuer,  but is the  obligation  of another  person who is  ultimately  responsible  for the  payment of principal  and  interest,  such as the user of the  facility.  The Trust may not invest more than 5% of its total assets in second tier conduit securities.

              The Trust may also buy unrated  securities  that the Manager  determines  are  comparable in quality to a first or second tier security by applying certain criteria  established by the Board to determine its  creditworthiness.  These criteria require a high quality short term or long-term rating  (depending on the security) from a rating  organization.  Unrated  securities the Trust may buy include asset backed securities and securities subject to "demand features" or "guarantees".

              The Trust may  purchase a security  subject to a  guarantee  if the  guarantee  is an  eligible  security or a first tier security.  The trust may also  purchase a security  subject to a  "conditional"  demand  feature if the demand  feature is an  eligible security and the Manager has decided that the conditional demand feature meets the requirements imposed by Rule 2a-7.

         If a security's  rating is downgraded,  the Manager or the Board of Trustees may have to reassess the security's  credit risk.
If a security is  downgraded,  the Manager or the Board of Trustees will promptly  reassess  whether the security  continues to present minimal credit risk,  reassess the status of the security as an "eligible  security," and take such actions as is  appropriate.  If the
Trust  disposes of the  security  within five days of the Manager  learning of the  downgrade,  the Manager  will  provide the Board of
Trustees  with  subsequent  notice of such  downgrade.  If a  security  is in  default,  or ceases to be an  eligible  security,  or is determined no longer to present  minimal credit risks,  the Board of Trustees must determine  whether it would be in the best interests of the Trust to dispose of the security.

         |_|  Diversification.  With respect to 75% of its total  assets,  the Trust cannot  invest more than 5% of its total assets in securities  issued by one issuer.  It cannot  invest more than 5% of its total assets in  securities  of one issuer unless the security is a first tier  security.  The Trust also cannot  invest more than 1% of its total assets or $1.0  million,  whichever is greater,  in second  tier  securities  of one  issuer.  For  diversification  purposes,  the Trust is  considered  to have  purchased  the  security underlying  a  repurchase  agreement  if the  repurchase  agreement  is fully  collateralized.  For a refunded  security,  the Trust is considered to have the U.S. government  securities  underlying the refunded security.  For conduit securities,  the Trust considers the issuer to be the person ultimately  responsible for payment of the obligation.  If the Trust buys an asset backed security,  the issuer of the security is deemed to be the "special  purpose"  entity which issued the security.  A special  purpose entity is an entity which is organized solely for the purpose of issuing asset backed  securities.  If the asset backed  securities issued by the special purpose entity include the obligations of another person or another special purpose entity and those  obligations  amount to 10% or more of the asset backed  securities  the Trust buys,  that other person or entity is considered  to be the issuer of a pro rata  percentage of the asset backed security.

              The Trust may buy a security  subject to a demand  feature or guarantee.  In this case,  with respect to 75% of its total assets,  the Trust may not  invest  more  than 10% of its total  assets in  securities  issued  by or  subject  to demand  features  or guarantees  issued by the same issuer.  If the demand  feature or guarantee  is a second tier  security,  the Trust may not invest more than 5% of its total  assets in  securities  subject to demand  features or  guarantees  from the same  issuer.  And, the Trust may not invest more than 10% of its total assets in  securities  issued by or subject to demand  features or  guarantees  from the same issuer.
However,  if the demand  feature or guarantee is issued by a person who is a  non-controlled  person,  the Trust does not have to limit its  investments to no more than 10% of its total assets in securities  issued by or subject to demand  features or guarantees from the same issuer.

         |_|  Maturity.  The Trust  must  maintain a  dollar-weighted  average  portfolio  maturity  of not more than 90 days,  and the maturity of any single security must not be in excess the maximum  permitted  maturity under Rule 2a-7 (or any other  applicable  rule)
which is currently  397 days from the date of purchase.  The Trust also may buy  adjustable  and floating rate  securities,  enter into repurchase agreements and lend portfolio securities.  Rule 2a-7 defines how the maturities of these securities are determined.

         |_|  Demand  Features and  Guarantees.  Demand features and guarantees and some of their uses are described in the Prospectus.
The Trust also uses demand  features  and  guarantees  to satisfy the  maturity,  quality and  diversification  requirements  described above.  The Trust  considers  the person  which  issues the demand  feature as the person to whom the Trust will look for  payment.  An unconditional  demand  feature is  considered a guarantee  and the Trust looks to the person  making the  guarantee  for payment of the obligation of the underlying security.

              When the Trust buys  municipal  securities,  it may obtain a demand  feature from the seller to repurchase the securities that entitles the Trust to achieve same day  settlement  from the  repurchaser  and to receive an exercise price equal to the amortized cost of the underlying  security plus accrued  interest,  if any, at the time of exercise.  Another type of demand feature purchased in conjunction with a Municipal  Security  enables the Trust to sell the underlying  security within a specified period of time at a fixed exercise  price.  The Trust may pay for  demand  features  either  separately  in cash or by paying a higher  price for the  securities acquired  subject to the demand  features.  The Trust will enter into these  transactions  only with banks and  dealers  which,  in the
Manager's  opinion,  present minimal credit risks. The Trust's  purchases of demand features are subject to the provisions of Rule 2a-7 under the Investment Company Act because the Trust uses the amortized cost method to value its portfolio securities.

         The Trust's  ability to  exercise a demand  feature or  guarantee  will depend on the ability of the bank or dealer to pay for the  securities if the demand  feature or guarantee is exercised.  If the bank or dealer should  default on its  obligation,  the Trust might not be able to recover all or a portion of any loss sustained  from having to sell the security  elsewhere.  Demand  features and guarantees are not  transferable  by the Trust,  and therefore  terminate if the Trust sells the underlying  security to a third party.
The Trust intends to enter into these arrangements to facilitate portfolio  liquidity,  although such arrangements may enable the Trust to sell a security at a  pre-arranged  price which may be higher than the  prevailing  market  price at the time the demand  feature or guarantee is exercised.  Any  considerations  paid by the Trust for the demand  feature  (which  increases the cost of the security and reduces the yield  otherwise  available for the security) will be reflected on the Trust's books as unrealized  depreciation  while the demand feature or guarantee is held, and a realized gain or loss when demand feature is exercised or expires.

Other Investment Strategies

Repurchase  Agreements.  In a  repurchase  transaction,  the Trust  acquires  a security  from,  and  simultaneously  resells it to, an approved  vendor (a U.S.  commercial bank or the U.S. branch of a foreign bank having total domestic assets of at least $1 billion or a broker-dealer  with a net capital of at least $50 million and which has been  designated a primary  dealer in  government  securities).
The resale price exceeds the purchase  price by an amount that reflects an  agreed-upon  interest rate  effective for the period during which the  repurchase  agreement is in effect.  The majority of these  transactions  run from day to day, and delivery  pursuant to the resale  typically  will  occur  within  one to five days of the  purchase.  Repurchase  agreements  are  considered  "loans"  under the
Investment  Company Act of 1940, as amended (the  "Investment  Company Act")  collateralized  by the underlying  security.  The Trust's repurchase  agreements  require that at all times while the repurchase  agreement is in effect,  the value of the collateral must equal or exceed the repurchase price to fully  collateralize the repayment  obligation.  Additionally,  the Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

Bank Loan Participation Agreements.  The Fund may invest in bank loan participation agreements, subject to the investment limitation set forth in the Prospectus as to investments in illiquid securities.  Participation agreements provide an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the buyer's investment bears to the total principal amount of the loan.  Under this type of arrangement, the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank.  Thus, the Fund must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan.  If the borrower fails to pay scheduled principal or interest payments, the Fund may experience a reduction in income.

Diversification.  For purposes of  diversification  under the  Investment  Company Act, and the Trust's  investment  restrictions,  the identification  of the issuer of a Municipal  Bond or Note depends on the terms and  conditions  of the  security.  When the assets and revenues of an agency,  authority,  instrumentality or other political  subdivision are separate from those of the government  creating the subdivision and the security is backed only by the assets and revenues of the subdivision,  such subdivision  would be deemed to be the sole issuer.  Similarly,  in the case of an industrial  development bond, if that bond is backed only by the assets and revenues of the  nongovernmental  user, then such  nongovernmental  user would be deemed to be the sole issuer.  If,  however,  in either case, the creating  government or some other entity guarantees a security,  such a guarantee would be considered a separate security and is to be treated  as an issue of such  government  or other  entity.  Conduit  securities  are  deemed  to be issued  by the  person  ultimately responsible for payments of interest and principal on the security.

Investment Restrictions

         |X|  What Are  "Fundamental  Policies?"  Fundamental  policies  are those  policies  that the Trust has  adopted to govern its investments that can be changed only by the vote of a "majority" of the Trust's  outstanding  voting  securities.  Under the Investment
Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

           |_|  67% or more of the shares present or represented by proxy at a shareholder  meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
           |_|  more than 50% of the outstanding shares.

         The Trust's  investment  objective is a fundamental  policy.  Other policies  described in the Prospectus or this Statement of
Additional  Information  are  "fundamental"  only  if  they  are  identified  as  such.  The  Trust's  Board  of  Trustees  can  change non-fundamental  policies  without  shareholder  approval.  However,  significant  changes to investment  policies will be described in supplements or updates to the Prospectus or this Statement of Additional  Information,  as  appropriate.  The Trust's most  significant investment policies are described in the Prospectus.

|X|      Does the Trust Have Additional  Fundamental  Policies?  The following investment  restrictions are fundamental policies of the
Trust.

           |_|  The Trust cannot make loans,  except by purchasing  debt  obligations  in accordance  with its  investment  policies as approved by the Board,  or by entering into repurchase  agreements,  or by lending  portfolio  securities in accordance with applicable regulations;

           |_|  The Trust cannot borrow money except as a temporary measure for extraordinary or emergency  purposes,  and then only up to 10% of the value of its assets;  no more than 10% of the Trust's net assets may be pledged,  mortgaged or assigned to secure a debt;
no  investments  may be made  while  outstanding  borrowings,  other  than by means of  reverse  repurchase  agreements  (which are not considered borrowings under this restriction), exceed 5% of its assets;

           |_|  The Trust cannot  invest more than 5% of the value of its total assets taken at market value in the  securities  of any one issuer (not  including  the U.S.  government  or its agencies or  instrumentalities,  whose  securities  may be  purchased  without limitation for defensive purposes);

           |_|  The Trust cannot purchase more than 10% of the outstanding  voting  securities of any one issuer or invest in companies for the purpose of exercising control;

           |_|  The Trust  cannot  invest in  commodities  or commodity  contracts or invest in interests in oil, gas or other  mineral exploration or development programs;

           |_|  The Trust cannot invest in real estate;  however the Trust may purchase  municipal  bonds or notes secured by interests in real estate;

           |_|  The Trust  cannot make short sales of  securities  or purchase  securities  on margin,  except for  short-term  credits necessary for the clearance of purchases and sales of portfolio securities;

           |_|  The Trust cannot invest in or hold  securities  of any issuer if those  officers and trustees or directors of the Trust or its advisor who  beneficially  own  individually  more than 0.5% of the  securities of such issuer  together own more than 5% of the securities of such issuer;

           |_|  The Trust cannot  underwrite  securities  issued by other persons  except to the extent that,  in  connection  with the disposition of its portfolio investments, it may be deemed to be an underwriter for purposes of the Securities Act of 1933;

           |_|  The Trust  cannot  invest in  securities  of other  investment  companies  except as they may be  acquired as part of a merger, consolidation or acquisition of assets; or

|_|      The Trust cannot issue "senior  securities," but this does not prohibit certain investment  activities for which assets of the
                Trust are designated as segregated, or margin, collateral or escrow arrangements are established,  to cover the related obligations.

|_|      The Trust cannot invest 25% or more of its total assets in any one industry;  however,  for the purposes of this  restriction, municipal securities and U.S. government obligations are not considered to be part of any single industry.

         Except for the  fundamental  investment  restriction  regarding the Trust's  borrowing  policy,  unless the Prospectus or this
Statement of Additional  Information states that a percentage  restriction applies on an ongoing basis, it applies only at the time the
Trust makes an investment.  The Trust need not sell securities to meet the percentage  limits if the value of the investment  increases in proportion to the size of the Trust.

         For purposes of the Trust's policy not to  concentrate  its  investments  in securities of issuers,  the Trust has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information.  This is not a fundamental policy.

How the Trust is Managed

Organization and History. The Trust is an open-end,  diversified  management  investment company organized as a Massachusetts  business trust in 1985, with an unlimited number of authorized shares of beneficial interest.

         The Trust is governed by a Board of  Trustees,  which is  responsible  for  protecting  the  interests of  shareholders  under
Massachusetts law. The Trustees meet periodically  throughout the year to oversee the Trust's activities,  review its performance,  and review the actions of the  Manager.  Although  the Trust will not  normally  hold  annual  meetings  of its  shareholders,  it may hold shareholder  meetings  from time to time on  important  matters.  Shareholders  of the  Trust  may have the right to call a meeting  to remove a Trustee or to take other action described in the Declaration of Trust.

         The Board of Trustees has an Audit Committee and a Review Committee.  Effective June 25, the members of the Audit Committee are Edward L. Cameron (Chairman), William L. Armstrong, George C. Bowen and Robert J. Malone.  The Audit Committee held six meetings during the Trust's fiscal year ended June 30, 2001.  The Audit Committee provides the Board with recommendations regarding the selection of the Trust's independent auditor.  The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Trust's independent audit concerning the Trust's internal accounting procedures and controls and selects and nominates for approval by the Board the independent Trustees, among other duties as set forth in the Committee's charter.

         Effective June 25, the members of the Review Committee are Jon S. Fossel (Chairman), Robert G. Avis, Sam Freedman, Beverly
L. Hamilton, and F. William Marshall, Jr. The Review Committee held six meetings during the fiscal year ended June 30, 2001.  The
Review Committee reviews reports and makes recommendations to the Board concerning the fees paid to the Trust's Transfer Agent and the services provided to the Trust by the Transfer Agent.  The Review Committee also reviews policies and procedures adopted by the
Trust to comply with the Investment Company Act of 1940 and other applicable law, among other duties as set forth in the Committee's charter.

         |X|  Classes of Shares.  The Trust has a single class of shares of stock.  While that class has no  designation,  it is deemed to be the  equivalent  of Class A for purposes of the  shareholder  account  policies  that apply to Class A shares of the  Oppenheimer funds.  Shares of the Trust are freely  transferable.  Each share has one vote at shareholder  meetings,  with fractional shares voting proportionally  on matters  submitted to a vote of shareholders.  There are no preemptive or conversion  rights and shares  participate equally in the assets of the Trust upon liquidation.

         |X|  Meetings of  Shareholders.  As a Massachusetts  business  trust,  the Trust is not required to hold, and does not plan to hold,  regular annual meetings of  shareholders.  The Trust will hold meetings when required to do so by the Investment  Company Act or other  applicable  law.  It will also do so when a  shareholder  meeting  is called  by the  Trustees  or upon  proper  request  of the shareholders.

         Shareholders  have the right,  upon the declaration in writing or vote of two-thirds of the  outstanding  shares of the Trust, to remove a Trustee.  The Trustees  will call a meeting of  shareholders  to vote on the removal of a Trustee upon the written  request of the record holders of 10% of the outstanding  shares of the Trust.  If the Trustees  receive a request from at least 10 shareholders stating that they wish to communicate with other  shareholders to request a meeting to remove a Trustee,  the Trustees will then either make the  shareholder  lists of the Trust  available to the applicants or mail their  communication  to all other  shareholders  at the applicants'  expense.  The shareholders  making the request must have been shareholders for at least six months and must hold shares of the Trust  valued at  $25,000 or more or  constituting  at least 1% of the  outstanding  shares of the Trust,  whichever  is less.  The
Trustees may also take other action as permitted by the Investment Company Act.

           |_|  Shareholder and Trustee  Liability.  The Declaration of Trust contains an express  disclaimer of shareholder or Trustee liability  for the Trust's  obligations.  It also  provides  for  indemnification  and  reimbursement  of  expenses  out of the Trust's property for any shareholder held personally  liable for its obligations.  The Declaration of Trust also states that upon request,  the
Trust shall assume the defense of any claim made against a  shareholder  for any act or  obligation  of the Trust and shall satisfy any judgment on that claim.  Massachusetts  law permits a shareholder of a business trust (such as the Trust) to be held personally  liable as a "partner"  under certain  circumstances.  However,  the risk that a Trust  shareholder  will incur  financial loss from being held liable as a "partner" of the Trust is limited to the  relatively  remote  circumstances  in which the Trust would be unable to meet its obligations.

         The Trust's  contractual  arrangements state that any person doing business with the Trust (and each shareholder of the Trust)
agrees  under the  Declaration  of Trust to look  solely to the assets of the Trust for  satisfaction  of any claim or demand  that may arise out of any dealings  with the Trust.  Additionally,  the  Trustees  shall have no personal  liability to any such person,  to the extent permitted by law.

Trustees  and  Officers of the Trust.  Trustees and  Officers of the Trust.  The Trust's  Trustees  and  officers  and their  principal occupations  and business  affiliations  during the past five years are listed below.  Trustees  denoted with an asterisk (*) below are deemed to be "interested  persons" of the Trust under the Investment  Company Act. All of the Trustees are also trustees,  directors or managing general partners of the following Board II Oppenheimer funds1:

Oppenheimer Cash Reserves                               Oppenheimer Select Managers
Oppenheimer Champion Income Fund                        Oppenheimer Senior Floating Rate Fund
Oppenheimer Capital Income Fund                         Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                             Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund                     Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds                             Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund                Centennial America Fund, L. P.
Oppenheimer Main Street(R)Funds, Inc.                    Centennial California Tax Exempt Trust
Oppenheimer Main Street(R)Opportunity Fund               Centennial Government Trust
Oppenheimer Main Street(R)Small Cap Fund                 Centennial Money Market Trust
Oppenheimer Municipal Fund                              Centennial New York Tax Exempt Trust
Oppenheimer Real Asset Fund(R)                          Centennial Tax Exempt Trust

         Messrs.    Zack,Murphy,    Molleur,   Wixted,
Carbuto  and Zack,  and Mses.  Feld,  and Ives who are
officers  of the  Trust,  respectively  hold  the same
offices  with the other  Board II  Oppenheimer  funds.
As of October 9, 2001,  the  Trustees  and officers of
the  Trust  as a  group  owned  less  than  1% of  the
outstanding   shares  of  the  Fund.   The   foregoing
statement  does not  reflect  shares held of record by
an   employee    benefit   plan   for   employees   of
OppenheimerFunds,  Inc. other than shares beneficially
owned  under  that  plan by the  officers  of the Fund
listed below. Mr. Murphy is the trustee of that plan.

James C. Swain, Chairman,  Chief Executive Officer and
Trustee, Age: 68.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly  Vice  Chairman(since  of   OppenheimerFunds,
Inc.  (until  January  2,  2002) and  President  and a
director   of    Inc.Centennial    Asset    Management
Corporation  (the Fund's  Distributor)  (until  1997).
Oversees  41   portfolios   in  the   OppenheimerFunds
complex.

John V. Murphy, President, Age: 52.
498 Seventh Avenue, New York, New York  10018
Director (since November 2001) of the Manager;
Chairman, Chief Executive Officer and director (since
June 2001) and President (since September 2000) of
OppenheimerFunds, Inc. ("OFI"); President and a
trustee of other Oppenheimer funds; President and a
director (since July 2001) of Oppenheimer Acquisition
Corp. and of Oppenheimer Partnership Holdings, Inc.;
a director (since November 2001) of OppenheimerFunds
Distributor, Inc.; Chairman and a director (since
July 2001) of Shareholder Services, Inc. and of
Shareholder Financial Services, Inc.; President and a
director (since July 2001) of OppenheimerFunds Legacy
Program, a charitable trust program established by
OFI; a director of the following investment advisory
subsidiaries of OFI: OAM Institutional, Inc. (since
November 2001), HarbourView Asset Management
Corporation and OFI Private Investments, Inc. (since
July 2002); President (since November 1, 2001) and a
director (since July 2001) of Oppenheimer Real Asset
Management, Inc.; a director (since November 2001) of
Trinity Investment Management Corp. and Tremont
Advisers, Inc., investment advisory affiliates of
OFI; Executive Vice President (since February 1997)
of Massachusetts Mutual Life Insurance Company, OFI's
parent company; a director (since June 1995) of DBL
Acquisition Corporation; formerly Chief Operating
Officer (from September 2000 to June 2001) of OFI;
President and trustee (from November 1999 to November
2001) of MML Series Investment Fund and MassMutual
Institutional Funds, open-end investment companies; a
director (from September 1999 to August 2000) of C.M.
Life Insurance Company; President, Chief Executive
Officer and director (from September 1999 to August
2000) of MML Bay State Life Insurance Company; a
director (from June 1989 to June 1998) of Emerald
Isle Bancorp and Hibernia Savings Bank, wholly-owned
subsidiary of Emerald Isle Bancorp. A
director/trustee of 63 other investment companies in
the OppenheimerFunds complex.

William L. Armstrong, Trustee, Age: 65.
6803 South Tucson Way, Englewood, Colorado 80112
Chairman of the following private mortgage banking
companies: Cherry Creek Mortgage Company (since
1991), Centennial State Mortgage Company (since
1994), The El Paso Mortgage Company (since 1993),
Transland Financial Services, Inc. (since 1997);
Chairman of the following private companies: Great
Frontier Insurance (insurance agency) (since 1995)
and Ambassador Media Corporation (since 1984); a
director of the following public companies: Storage
Technology Corporation (computer equipment company)
(since 1991), Helmerich & Payne, Inc. (oil and gas
drilling/production company) (since 1992),
UNUMProvident (insurance company) (since 1991).
Formerly Director of International Family
Entertainment (television channel) (1992 - 1997) and
Natec Resources, Inc. (air pollution control
equipment and services company) (1991-1995), Frontier
Real Estate, Inc. (residential real estate brokerage)
(1994-1999), and Frontier Title (title insurance
agency) (1995-June 1999); a U.S. Senator (January
1979-January 1991). Oversees 41 portfolios in the
OppenheimerFunds complex.

Robert G. Avis, Trustee, Age: 70.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly,   (until   February   2001)   Director   and
President  of  A.G.  Edwards  Capital,  Inc.  (General
Formerly  Mr.  Avis  held  the  following   positions:
Director and President of A.G. Edwards  Capital,  Inc.
(General  Partner  of  private  equity  funds)  (until
February   2001);   Chairman,   President   and  Chief
Executive  Officer  of  A.G.  Edwards  Capital,   Inc.
(until  March  2000);  Vice  Chairman  and Director of
A.G.  Edwards,  Inc. and Vice Chairman of A.G. Edwards
&  Sons,  Inc.  (its  brokerage  company   subsidiary)
(until - March 1999);  Chairman of A.G.  Edwards Trust
Company  and  A.G.E.   Asset  Management   (investment
advisor) (until - March 1999);  and a Director of A.G.
Edwards & Sons and A.G.  Edwards Trust Company  (until
-  March  2000).   Oversees  41   portfolios   in  the
OppenheimerFunds complex.

George C. Bowen, Trustee, Age: 65.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly (until April 1999) Mr. Bowen held the
following positions: Senior Vice President (from
September 1987) and Treasurer (from March 1985) of
OppenheimerFunds, Inc.; Vice President (from June
1983) and Treasurer (since March 1985) of
OppenheimerFunds Distributor, Inc.; Senior Vice
President (since February 1992), Treasurer (since
July 1991) Assistant Secretary and a director (since
December 1991) of OppenheimerFunds, Inc.; Vice
President (since October 1989) and Treasurer (since
April 1986) of HarbourView Asset Management
Corporation an investment advisory subsidiary of
OppenheimerFunds, Inc.; President, Treasurer and a
director of Centennial Capital Corporation (June 1989
- January 1990), an investment advisory subsidiary of
the Manager; Vice President and Treasurer (since
August 1978) and Secretary (since April 1981) of
Shareholder Services, Inc., a transfer agent
subsidiary of OppenheimerFunds, Inc.; Vice President,
Treasurer and Secretary of Shareholder Financial
Services, Inc. (since November 1989), a transfer
agent subsidiary of OppenheimerFunds, Inc.; Assistant
Treasurer of Oppenheimer Acquisition Corp. (since
March 1998), OppenheimerFunds, Inc.'s parent
corporation; Treasurer of Oppenheimer Partnership
Holdings, Inc. (since November 1989), a holding
company subsidiary of OppenheimerFunds, Inc.; Vice
President and Treasurer of Oppenheimer Real Asset
Management, Inc. (since July 1996), an investment
advisory subsidiary of OppenheimerFunds, Inc.; Chief
Executive Officer and director of MultiSource
Services, Inc., a broker-dealer subsidiary of
OppenheimerFunds, Inc. (since March 1996); Treasurer
of OppenheimerFunds International Ltd. and
Oppenheimer Millennium Funds plc (since October
1997), offshore fund management subsidiaries of
OppenheimerFunds, Inc.. Oversees 41 portfolios in the
OppenheimerFunds complex.

Edward L. Cameron, Trustee, Age: 63.
6803 South Tucson Way, Englewood, Colorado 80112
Director of Genetic ID, Inc. and its  subsidiaries,  a
privately  held biotech  company (since March 2001); a
member  of The  Life  Guard of  Mount  Vernon,  George
Washington's  home  (since  June  2000).   Formerly  a
partner    with    PricewaterhouseCoopers    LLP   (an
accounting firm) (from 1974-1999) and Chairman,  Price
Waterhouse LLP Global Investment  Management  Industry
Services   Group   (from   1994-1998).   Oversees   41
portfolios in the OppenheimerFunds complex.

Jon S. Fossel, Trustee, Age: 60.
6803 South Tucson Way, Englewood, Colorado 80112
Chairman   and   Director   of  Rocky   Mountain   Elk
Foundation, a not-for-profit  foundation (since 1998);
and a director  of P.R.  Pharmaceuticals,  a privately
held company  (since  October 1999) and  UNUMProvident
(insurance  company)  (since June 1,  2002).  Formerly
Mr. Fossel held the following positions:  Chairman and
a director  (until  October  1996) and  President  and
Chief  Executive   Officer  (until  October  1995)  of
OppenheimerFunds,  Inc.;  President,  Chief  Executive
Officer  and a  director  of  Oppenheimer  Acquisition
Corp.,  Shareholder  Services,  Inc.  and  Shareholder
Financial   Services,   Inc.   (until  October  1995).
Oversees  41   portfolios   in  the   OppenheimerFunds
complex.

Sam Freedman, Trustee, Age: 61.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly  (until  October 1994) Mr.  Freedman held the
following  positions:  Chairman  and  Chief  Executive
Officer  of  OppenheimerFunds  Services  (from  August
1980);   Chairman,   Chief  Executive  Officer  and  a
director of  Shareholder  Services,  Inc. (from August
1980); Chairman,  Chief Executive Officer and director
of   Shareholder   Financial   Services,   Inc.  (from
November   1989);   Vice  President  and  director  of
Oppenheimer  Acquisition Corp. (from October 1990) and
a  director  of  the  Manager  (from  October   1990).
Oversees  41   portfolios   in  the   OppenheimerFunds
complex.

Richard F. Grabish*, Trustee, Age: 53.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President, Assistant Director of Sales
and Marketing (since March 1997), and Manager of
Private Client Services (since June 1985) for A.G.
Edwards & Sons, Inc. (broker/dealer and investment
firm). Chairman and Chief Executive Officer of A.G.
Edwards Trust Company (since March 2001); Director of
A.G. Edwards & Sons, Inc. (since March 1988).
Formerly (until March 1987) President and Vice
Chairman of A.G. Edwards Trust Company. Oversees 6
portfolios in the OppenheimerFunds complex.

Beverly L. Hamilton, Trustee, Age 55.
6803 South Tucson Way, Englewood, Colorado 80112
Director  of  MML  Services,   an  investment  company
(since April 1987),  America  Funds  Emerging  Markets
Growth Fund,  an  investment  company  (since  October
1991),  The  California   Endowment,   a  philanthropy
organization   (since  April  2002),   and   Community
Hospital  of  Monterey   Peninsula,   (since  February
2002),  a Trustee of Monterey  International  Studies,
an educational  organization  (since  February  2000),
and an advisor to Unilever  (Holland)'s  pension  fund
and to Credit  Suisse First  Boston's  Sprout  venture
capital  unit.  Mrs.  Hamilton also is a member of the
investment  committees of the Rockefeller  Foundation,
the  University  of Michigan  and  Hartford  Hospital.
Formerly,  Mrs. Hamilton held the following  position:
President ARCO Investment  Management  Company,  (from
February   1991  until   April   2000).   Oversees  40
portfolios in the OppenheimerFunds complex.

Robert J. Malone, Trustee,  Age 57.
6803 South Tucson Way, Englewood, Colorado 80112
Director of Jones  Knowledge,  Inc., a privately  held
company  (since 2001),  director of U.S.  Exploration,
Inc.,  (since 1997),  director of Colorado  UpLIFT,  a
non-profit  organization (since 1986) and a Trustee of
the  Gallagher   Family   Foundation,   (since  2000).
Formerly,  Mr.  Malone held the  following  positions:
Chairman  of U.S.  Bank  (formerly  Colorado  National
Bank) a subsidiary of U.S.  Bancorp (from July 1, 1996
until April 1, 1999);  Chairman of the Board and Chief
Executive  Officer  of  Colorado  National  Bank (from
December  18,  1992 until July 1,  1996);  director of
Commercial Assets, Inc. (from 1993 to 2000).  Oversees
40 portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr., Trustee, Age: 59.
6803 South Tucson Way, Englewood, Colorado 80112
Trustee  (since  1996)  of  MassMutual   Institutional
Funds  and of MML  Series  Investment  Fund  (open-end
investment  companies).  Formerly  Chairman  of  SIS &
Family Bank, F.S.B.  (formerly SIS Bank) (January 1999
- July 1999);  President,  Chief Executive Officer and
Director  of  SIS   Bankcorp.,   Inc.   and  SIS  Bank
(formerly  Springfield  Institution  for Savings) (May
1993 - December  1998);  Executive  Vice  President of
Peoples Heritage  Financial Group,  Inc. (January 1999
- July 1999);  Chairman and Chief Executive  Office of
Bank of Ireland  First  Holdings,  Inc.  and First New
Hampshire  Banks  (June 1990 - May 1993).  Oversees 41
portfolios in the OppenheimerFunds complex.

Michael  A.  Carbuto,  Vice  President  and  Portfolio
Manager, Age: 46.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President (since May 1988) of OppenheimerFunds,
Inc.; an officer and portfolio manager of other
Oppenheimer funds; formerly Vice President of the
Distributor (May 1988 - September 1999).

Robert G. Zack,  Vice  President and  Secretary,  Age:
53.
498 Seventh Avenue, New York, New York 10018
Senior Vice President (since May 1985) and General
Counsel (since February 2002) of OppenheimerFunds,
Inc.; Assistant Secretary of Shareholder Services,
Inc. (since May 1985), Shareholder Financial
Services, Inc. (since November 1989);
OppenheimerFunds International Ltd. and Oppenheimer
Millennium Funds plc (since October 1997); an officer
of other Oppenheimer funds; formerly, Acting General
Counsel (November 2001-February 2002) and Associate
General Counsel (1984 - October 2001).

Brian W. Wixted, Treasurer, Age: 42.
6803 South Tucson Way, Englewood, Colorado 80112
Senior  Vice  President  and  Treasurer  (since  March
1999)  of  OppenheimerFunds,  Inc.;  Treasurer  (since
March   1999)   of   HarbourView    Asset   Management
Corporation,  Shareholder Services,  Inc., Oppenheimer
Real   Asset   Management   Corporation,   Shareholder
Financial Services,  Inc. and Oppenheimer  Partnership
Holdings,  Inc.,  of  OFI  Private  Investments,  Inc.
(since    March   2000)   and   of    OppenheimerFunds
International  Ltd. and Oppenheimer  Millennium  Funds
plc (since May 2000);  Treasurer  and Chief  Financial
Officer   (since  May  2000)  of   Oppenheimer   Trust
Company;  Assistant  Treasurer  (since  March 1999) of
Oppenheimer  Acquisition Corp. and of the Manager;  an
officer   of   other   Oppenheimer   funds;   formerly
Principal and Chief Operating  Officer,  Bankers Trust
Company - Mutual Fund Services  Division (March 1995 -
March  1999);   Vice  President  and  Chief  Financial
Officer  of  CS  First  Boston  Investment  Management
Corp. (September 1991 - March 1995).

Denis R. Molleur, Assistant Secretary, Age: 44.
498 Seventh Avenue, New York, New York 10018
Vice President and Senior Counsel of
OppenheimerFunds, Inc. (since July 1999); an officer
of other Oppenheimer funds; formerly a Vice President
and Associate Counsel of OppenheimerFunds, Inc.
(September 1991 - July 1999).

Katherine P. Feld, Assistant Secretary, Age: 43.
498 Seventh Avenue, New York, New York 10018
Vice President and Senior Counsel of
OppenheimerFunds, Inc (since July 1999); Vice
President of OppenheimerFunds Distributor, Inc.
(since June 1990); an officer of other Oppenheimer
funds; formerly a Vice President and Associate
Counsel of OppenheimerFunds, Inc. (June 1990 - July
1999).

Kathleen T. Ives, Assistant Secretary, Age: 36.
6803 South Tucson Way, Englewood, CO 80112
Vice    President    and    Assistant    Counsel    of
OppenheimerFunds,  Inc (since June  1998);  an officer
of other  Oppenheimer  funds;  formerly  an  Assistant
Vice    President    and    Assistant    Counsel    of
OppenheimerFunds,  Inc. (August 1997 - June 1998); and
Assistant  Counsel of  OppenheimerFunds,  Inc. (August
1994 - August 1997).

o        Remuneration  of  Trustees.  The  officers of
the Trust are affiliated  with the Manager and receive
no  salary  or  fee  from  the  Trust.  The  remaining
Trustees of the Trust received the compensation  shown
below.  The  compensation  from  the  Trust  was  paid
during  its  fiscal  year  ended  June 30,  2001.  Mr.
Swain was  affiliated  with the Manager  until January
2,  2002.  The  compensation  from all of the Board II
Oppenheimer   funds   includes   the   Trust   and  is
compensation   received   as  a   director,   trustee,
managing  general  partner or member of a committee of
the Board during the calendar year 2000.

                                              -------------------------- ------------------------------------------

                                                                                                                                                                               Total Compensation
                                                                                                                                                                                from all Board II
Trustee's Name                                                            Aggregate Compensation                                                                               Oppenheimer Funds2
and Other Positions                                                            from Trust 1                                                                                        (41 Funds)

                                              -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------

   William L. Armstrong                                $2,079                             $49,270
   Audit Committee Member

   ------------------------------------------ -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------
   Robert G. Avis                                      $2,427                             $72,000
   Review Committee Member
   ------------------------------------------ -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------

   George C. Bowen                                     $2,098                             $55,948
   Audit Committee Member

   ------------------------------------------ -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------
   Edward L. Cameron                                   $1,597                             $26,709
   Audit Committee Chairman
   ------------------------------------------ -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------
   Jon S. Fossel                                       $2,632                             $77,880
   Review Committee Chairman
                                              -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------
   Sam Freedman                                        $2,753                             $80,100
   Review Committee Member
                                              -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------
   Richard F. Grabish                                    $80                                $0
                                              -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------

   Beverly Hamilton3                                    None                               None
   Review Committee Member

                                              -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------

   C. Howard Kast4                                     $2,919                             $87,452

   ------------------------------------------ -------------------------- ------------------------------------------
   ------------------------------------------ -------------------------- ------------------------------------------

   Robert M. Kirchner4                                 $2,648                             $79,452

   ------------------------------------------ -------------------------- ------------------------------------------
                                              -------------------------- ------------------------------------------

   Robert J. Malone3                                    None                               None
   Audit Committee Member

   ------------------------------------------ -------------------------- ------------------------------------------
                                              -------------------------- ------------------------------------------

   F. William Marshall, Jr.                            $1,077                             $3,768
   Review Committee Member

   ------------------------------------------ -------------------------- ------------------------------------------
   ----------------------------------------------------------------------------------------------------------------

     *Effective  July 1, 2000,  William A. Baker and Ned M. Steel resigned as Trustees of the Trust and  subsequently  became  Trustees
     Emeritus  of the Trust.  For the fiscal  year  ended  June 30,  2001,  Messrs.  Baker and Steel  each  received  $1,916  aggregate compensation from the Trust and for the calendar year ended December 31, 2000, they each received $63,999 total  compensation from all Board II Oppenheimer funds.
     Effective  April 5, 2001,  Raymond J.  Kalinowski  resigned as Trustee of the Trust.  For the fiscal year ended June 30, 2001, Mr.
     Kalinowski  received $1,881 aggregate  compensation  from the Trust and for the calendar year ended December 31, 2000, he received
     $73,500 total compensation from all Board II Oppenheimer funds.

1.       For the Trust's fiscal year end June 30, 2001.
2.       For the 2000 calendar year.

3.       Mrs.  Hamilton and Mr. Malone were elected as  Trustees/Directors  of the Board II Funds  effective June 1, 2002 and therefore did not receive  compensation  from any of the Board II Funds  during the Fund's  fiscal year ended June 30,  2001or  calendar year 2000.
4.       Effective July 1, 2002, Messrs. Kast and Kirchner retired as Trustees/Directors from the Board II funds.

         o    Deferred  Compensation  Plan for  Trustees.  The Trustees  have adopted a Deferred  Compensation  Plan for  disinterested
Trustees  that  enables  them to elect to defer  receipt of all or a portion of the annual fees they are  entitled to receive  from the
Trust.  Under the plan,  the  compensation  deferred  by a Trustee is  periodically  adjusted as though an  equivalent  amount had been invested in shares of one or more  Oppenheimer  funds  selected by the Trustee.  The amount paid to the Trustee under this plan will be determined based upon the performance of the selected funds.

         Deferral of fees of the Trustees  under this plan will not  materially  affect the Trust's  assets,  liabilities or net income per  share.  This  plan  will not  obligate  the  Trust to  retain  the  services  of any  Trustee  or to pay any  particular  level of compensation  to any  Trustee.  Pursuant to an Order issued by the  Securities  and  Exchange  Commission,  the Trust may invest in the funds selected by any Trustee under this plan without  shareholder  approval for the limited  purpose of  determining  the value of the
Trustees' deferred fee accounts.

         |X|  Major  Shareholders.  As of  October  9,  2001 the only  person  who  owned of  record  or was  known by the Trust to own beneficially 5% or more of the Trust's  outstanding  retail shares was A.G. Edwards & Sons, Inc., 1 North Jefferson Avenue,  St. Louis,
Missouri  63103,  which owned  1,893,428,434.615  shares of the Trust which was 98.84% of the  outstanding  shares of the Trust on that date, for accounts of its customers none of whom individually owned more than 5% of the outstanding shares.

The  Manager.  The  Manager,  Centennial  Asset  Management  Corporation,  is  wholly-owned  by  OppenheimerFunds,  Inc.,  which  is  a wholly-owned  subsidiary of  Oppenheimer  Acquisition  Corp.,  a holding  company  controlled by  Massachusetts  Mutual Life  Insurance
Company.

         The portfolio  managers of the Trust are  principally  responsible  for the  day-to-day  management of the Trust's  investment portfolio.  Other members of the  Manager's  fixed-income  portfolio  department,  particularly  security  analysts,  traders and other portfolio  managers,  have broad experience with fixed-income  securities.  They provide the Trust's  portfolio  managers with research and support in managing the Trust's investments.

         |X|  The Investment  Advisory  Agreement.  The Manager provides investment advisory and management services to the Trust under an investment  advisory  agreement  between the Manager and the Trust.  The Manager  selects  securities for the Trust's  portfolio and handles its  day-to-day  business.  The  agreement  requires the Manager,  at its expense,  to provide the Trust with  adequate  office space,  facilities  and  equipment.  It also  requires the Manager to provide and supervise the  activities of all  administrative  and clerical personnel  required to provide effective  administration  for the Trust.  Those  responsibilities  include the compilation and maintenance of records with respect to its  operations,  the  preparation  and filing of specified  reports,  and  composition of proxy materials and registration statements for continuous public sale of shares of the Trust.

         Expenses not expressly  assumed by the Manager under the investment  advisory  agreement are paid by the Trust. The investment advisory  agreement  lists  examples  of  expenses  paid by the  Trust.  The  major  categories  relate  to  interest,  taxes,  fees to unaffiliated  Trustees,  legal and audit expenses,  custodian and transfer agent expenses,  share issuance costs,  certain printing and registration  costs and non-recurring  expenses,  including  litigation costs. The management fees paid by the Trust to the Manager are calculated at the rates described in the Prospectus.

------------------------- --------------------------------------------------------------------------------------------
Fiscal Year ending 6/30                 Management Fee Paid to Centennial Asset Management Corporation
------------------------- --------------------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------------------
          1999                                                    $7,950,188
------------------------- --------------------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------------------
          2000                                                    $7,404,944
------------------------- --------------------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------------------
          2001                                                    $7,527,359
------------------------- --------------------------------------------------------------------------------------------

         Under its  agreement  with the  Trust,  when the value of the  Trust's  net assets is less than $1.5  billion,  the annual fee payable to the Manager is reduced by $100,000  based on the average net assets  computed  daily and paid  monthly at the annual  rates, but in no event  shall the annual fee be less than $0.  This  contractual  provision  did not  result in a  reduction  of the fee which would otherwise have been payable to the Manager during the fiscal years ended June 30, 1999, June 30, 2000 and June 31, 2001.

         In addition,  under its agreement  with the Trust,  the Manager has agreed to assume that Trust's  expenses to the extent that the total  expenses (as described  above) of the Trust exceed the most  stringent  limits  prescribed by any state in which the Trust's shares are offered for sale.  The payment of the  management  fee at the end of any month will be reduced so that at no time will there be any accrued but unpaid liabilities under any of these expense  assumptions.  As a result of changes in federal securities laws which have  effectively  pre-empted  state expense  limitations,  the contractual  commitment  relating to such  reimbursements  is no longer relevant.

      The agreement  provides that the Manager assumes no  responsibility  under the agreement other than that which is imposed by law, and shall not be  responsible  for any action of the Board of Trustees of the Trust in  following  or declining to follow any advice or recommendations  of the Manager.  The  agreement  provides that the Manager shall not be liable for any error of judgment or mistake of law, or for any loss  suffered by the Trust in  connection  with matters to which the  agreement  relates,  except a loss  resulting by reason of the  Manager's  willful  misfeasance,  bad faith or gross  negligence  in the  performance  of its  duties,  or its  reckless disregard of its obligations and duties under the agreement.

         |X|  The Distributor.  Under its General Distributor's  Agreement with the Trust, Centennial Asset Management Corporation acts as the Trust's principal  underwriter and Distributor in the continuous  public offering of the Trust's shares.  The Distributor is not obligated  to sell a  specific  number of  shares.  The  Distributor  bears the  expenses  normally  attributable  to sales,  including advertising  and the cost of  printing  and mailing  prospectuses,  other than those  furnished  to  existing  shareholders.  For other
distribution  expenses  paid  by  the  Trust,  see  the  section  entitled  "Service  Plan"  below.  The  Trust's   Sub-Distributor  is
OppenheimerFunds Distributor, Inc.

Portfolio  Transactions.  Portfolio  decisions  are based upon  recommendations  and  judgment  of the  Manager  subject to the overall authority of the Board of Trustees.  Most purchases  made by the Trust are principal  transactions  at net prices,  so the Trust incurs little or no brokerage  costs.  The Trust deals  directly  with the selling or purchasing  principal or market maker without  incurring charges for the services of a broker on its behalf  unless the Manager  determines  that a better price or execution may be obtained by using the services of a broker.  Purchases of portfolio  securities  from  underwriters  include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

         The Trust  seeks to obtain  prompt  execution  of orders at the most  favorable  net  price.  If  broker/dealers  are used for portfolio  transactions,  transactions  may be directed to  broker/dealers  for their  execution  and research  services.  The research services  provided  by a  particular  broker  may be  useful  only to one or more  of the  advisory  accounts  of the  Manager  and its affiliates.  Investment  research  received for the commissions of those other accounts may be useful both to the Trust and one or more of such other  accounts.  Investment  research  services  may be supplied  to the Manager by a third party at the  instance of a broker through which trades are placed.  It may include  information and analyses on particular  companies and industries as well as market or economic  trends and  portfolio  strategy,  receipt of market  quotations  for portfolio  evaluations,  information  systems,  computer hardware and similar  products  and  services.  If a research  service also  assists the Manager in a  non-research  capacity  (such as bookkeeping or other  administrative  functions),  then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         The research  services  provided by brokers  broaden the scope and  supplement  the research  activities of the Manager.  That research  provides  additional  views and  comparisons  for  consideration,  and helps the Manager  obtain market  information  for the valuation of securities held in the Trust's portfolio or being considered for purchase.

         Subject to  applicable  rules  covering the Manager's  activities in this area,  sales of shares of the Trust and/or the other investment  companies  managed by the Manager or distributed by the  Distributor may also be considered as a factor in the direction of transactions to dealers.  That must be done in conformity with the price,  execution and other  considerations and practices  discussed above.  Those  other  investment  companies  may also  give  similar  consideration  relating  to the sale of the  Trust's  shares.  No portfolio transactions will be handled by any securities dealer affiliated with the Manager.

         The Trust may experience high portfolio  turnover that may increase the Trust's  transaction costs.  However,  since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Trust.

Service Plan

The Trust has  adopted a Service  Plan for the  shares.  The plan has been  approved  by a vote of the Board of  Trustees,  including a majority of the Independent Trustees2, cast in person at a meeting called for the purpose of voting on that plan.

         Under the plan, the Manager and the Distributor may make payments to affiliates  and, in their sole  discretion,  from time to time,  may use their  own  resources  (at no direct  cost to the  Trust)  to make  payments  to  brokers,  dealers  or other  financial institutions  for  distribution  and  administrative  services they  perform.  The Manager may use its profits from the advisory fee it receives from the Trust.  In their sole  discretion,  the  Distributor  and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

         Unless a plan is terminated as described  below,  the plan continues in effect from year to year but only if the Trust's Board of Trustees and its Independent  Trustees  specifically  vote annually to approve its  continuance.  Approval must be by a vote cast in person at a meeting  called for the purpose of voting on  continuing  the plan. A plan may be  terminated  at any time by the vote of a majority of the  Independent  Trustees or by the vote of the holders of a "majority" (as defined in the Investment  Company Act) of the outstanding shares of the Trust.

         The Board of Trustees and the  Independent  Trustees must approve all material  amendments to a plan. An amendment to increase materially  the amount of payments to be made under a plan must be approved by  shareholders  of the class  affected by the  amendment.
The approval must be by a "majority" (as defined in the Investment Company Act) of the shares.

         While the plan is in effect,  the Treasurer of the Trust shall provide  separate  written  reports on the plan to the Board of
Trustees at least  quarterly  for its review.  The Reports  shall detail the amount of all payments made under the plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

         The plan  states  that  while it is in  effect,  the  selection  and  nomination  of those  Trustees  of the Trust who are not
"interested  persons" of the Trust is committed to the discretion of the  Independent  Trustees.  This does not prevent the involvement of others in the  selection  and  nomination  process as long as the final  decision as to  selection  or  nomination  is approved by a majority of the Independent Trustees.

         Under the plan,  no payment will be made to any  recipient in any quarter in which the  aggregate net asset value of all Trust shares held by the recipient for itself and its customers does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the  Independent  Trustees.  The Board of Trustees has set no minimum  amount of assets to qualify for payments  under the plan.

         |X|  Service Plan Fees.  Under the service plan,  the  Distributor  currently  uses the fees it receives from the Trust to pay brokers,  dealers  and other  financial  institutions  (they are  referred  to as  "recipients")  for  personal  services  and  account maintenance  services  they provide for their  customers  who hold shares.  The services  include,  among  others,  answering  customer inquiries  about the Trust,  assisting in establishing  and  maintaining  accounts in the Trust,  making the Trust's  investment  plans available and providing other services at the request of the Trust or the Distributor.  The service plan permits  reimbursements to the
Distributor  at a rate of up to 0.20% of average annual net assets of the shares.  The  Distributor  makes payments to plan  recipients quarterly  at an annual rate not to exceed  0.20% of the average  annual net assets  consisting  of shares held in the  accounts of the recipients or their customers.

         For the fiscal year ended June 30, 2001 payments under the plan totaled  $3,538,029,  all of which was paid by the Distributor to recipients.  That included  $10,068 paid to an affiliate of the  Distributor's  parent  company.  For the fiscal year ended June 30,
2001, the Manager paid, in the aggregate,  $5,254,626 in fees out of its own resources for  distribution  assistance.  Any unreimbursed expenses the  Distributor  incurs with respect to the shares in any fiscal  quarter  cannot be recovered in  subsequent  quarters.  The
Distributor may not use payments  received under the plan to pay any of its interest  expenses,  carrying  charges,  or other financial costs, or allocation of overhead.

Performance of the Trust

Explanation  of  Performance  Terminology.  The Trust  uses a variety of terms to  illustrate  its  performance.  These  terms  include
"yield,"  "compounded  effective  yield,"  "tax-equivalent  yield" and "average  annual total return." An explanation of how yields and total returns are  calculated is set forth below.  The charts below show the Trust's  performance  as of the Trust's most recent fiscal year end.  You can obtain current performance information by calling the Trust's Transfer Agent at 1.800.525.9310.

         The Trust's  illustrations  of its performance  data in  advertisements  must comply with rules of the Securities and Exchange
Commission.  Those rules  describe the types of performance  data that may be used and how it is to be  calculated.  If the Trust shows total returns in addition to its yields,  the returns must be for the 1-, 5- and 10-year  periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

         Use of  standardized  performance  calculations  enables an investor to compare the Trust's  performance to the performance of other funds for the same periods.  However, a number of factors should be considered before using the Trust's  performance  information as a basis for comparisons with other investments:

o        Yields and total returns measure the  performance of a hypothetical  account in the Trust over various periods and do not show the performance of each shareholder's  account.  Your account's  performance will vary from the model performance data if your  dividends  are  received  in cash,  or you buy or sell  shares  during the  period,  or you bought your shares at a different time than the shares used in the model.
o        An investment in the Trust is not insured by the FDIC or any other government agency.
o        The Trust's yield is not fixed or guaranteed and will fluctuate.
o        Yields and total returns for any given past period represent  historical  performance  information and are not, and should not be considered, a prediction of future yields or returns.

           |_|  Yields.  The Trust's  current  yield is  calculated  for a seven-day  period of time as follows.  First,  a base period return is  calculated  for the seven-day  period by  determining  the net change in the value of a  hypothetical  pre-existing  account having  one share at the  beginning  of the  seven-day  period.  The change  includes  dividends  declared  on the  original  share and dividends  declared on any shares  purchased with  dividends on that share,  but such dividends are adjusted to exclude any realized or unrealized  capital gains or losses  affecting the dividends  declared.  Next,  the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

         The compounded effective yield for a seven-day period is calculated by
         (1) adding 1 to the base period return (obtained as described above),
         (2) raising the sum to a power equal to 365 divided by 7, and
         (3) subtracting 1 from the result.

         The yield as calculated  above may vary for accounts less than  approximately  $100 in value due to the effect of rounding off each daily  dividend to the nearest full cent.  The  calculation  of yield under either  procedure  described  above does not take into consideration  any realized or unrealized gains or losses on the Trust's portfolio  securities which may affect  dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

         |_|  Tax-Equivalent  Yield.  The Trust's "tax  equivalent  yield"  adjusts the Trust's  current  yield,  as calculated  above, by a stated  federal tax rate. The tax equivalent  yield is computed by dividing the  tax-exempt  portion of the Trust's  current yield by one minus a stated  income  tax rate and  adding  the  result to the  portion  (if any) of the  Trust's  current  yield  that is not tax-exempt.  The tax equivalent yield may be compounded as described above to provide a compounded effective tax equivalent yield.

         The Trust's tax  equivalent  yield may be used to compare  the tax effects of income  derived  from the Trust with income from taxable  investments  at the tax rates stated.  Your tax bracket is determined by your federal  taxable  income (the net amount subject to federal  income tax after  deductions  and  exemptions).  The tax  equivalent  yield table assumes that the investor is taxed at the highest bracket,  regardless of whether a switch to non-taxable  investments would cause a lower bracket to apply and that state income tax payments are fully  deductible  for income tax  purposes.  For  taxpayers  with income above certain  levels,  otherwise  allowable itemized deductions are limited.
         o    Total Return Information.  There are different types of "total returns" to measure the Trust's performance.  Total return is the change in value of a  hypothetical  investment in the Trust over a given  period,  assuming that all dividends and capital gains distributions  are reinvested in additional  shares and that the investment is redeemed at the end of the period.  The cumulative total return  measures  the change in value over the entire  period (for  example,  ten years).  An average  annual  total  return  shows the average  rate of return for each year in a period that would  produce the  cumulative  total  return over the entire  period.  However, average  annual total returns do not show actual  year-by-year  performance.  The Trust uses  standardized  calculations  for its total returns as prescribed by the SEC.  The methodology is discussed below.

           |_|  Average Annual Total Return.  The "average  annual total return" of each class is an average annual  compounded rate of return for each year in a specified  number of years.  It is the rate of return based on the change in value of a hypothetical  initial investment of $1,000 ("P" in the formula  below) held for a number of years ("n") to achieve an Ending  Redeemable  Value ("ERV" in the formula) of that investment, according to the following formula:

                 1/n
            (ERV)
            (---)   -1 = Average Annual Total Return
            ( P )

           |_|  Cumulative  Total Return.  The  "cumulative  total return"  calculation  measures the change in value of a hypothetical investment  of $1,000 over an entire period of years.  Its  calculation  uses some of the same factors as average  annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

            ERV - P
            ------- = Total Return
               P

---------------- ---------------- ------------------------------------------ --------------------------------------
                                            Tax-Equivalent Yield
                   Compounded       (39.6% Combined State and Federal Tax        Average Annual Total Returns
     Yield       Effective Yield                  Brackets)                              (at 6/30/01)
 (7 days ended    (7 days ended
   6/30/01)         6/30/01)
---------------- ---------------- ------------------------------------------ --------------------------------------
---------------- ---------------- ---------------------- ------------------- ----------- ----------- --------------
                                          Yield              Compounded
                                         (7 days          Effective Yield
                                          ended            (7 days ended       1-Year     5 Years      10 Years
                                        6/30/01)              6/30/01)
---------------- ---------------- ---------------------- ------------------- ----------- ----------- --------------
---------------- ---------------- ---------------------- ------------------- ----------- ----------- --------------

     2.32%            2.34%               3.84%                3.87%           3.26%       3.00%         2.89%
---------------- ---------------- ---------------------- ------------------- ----------- ----------- --------------

         |X|  Other Performance  Comparisons.  Yield information may be useful to investors in reviewing the Trust's  performance.  The
Trust may make  comparisons  between its yield and that of other  investments,  by citing various indices such as The Bank Rate Monitor
National Index  (provided by Bank Rate Monitor) which  measures the average rate paid on bank money market  accounts,  NOW accounts and certificates  of deposits by the 100 largest banks and thrifts in the top ten metro areas.  When  comparing the Trust's yield with that of other  investments,  investors should understand that certain other investment  alternatives  such as certificates of deposit,  U.S.
government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

         From time to time, the Trust may include in its  advertisements and sales literature  performance  information about the Trust cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources.

           From time to time the Trust may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Trust and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Trust and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Trust's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o        information about the performance of certain securities or commodities markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information relating to the gross national or gross domestic product of the United States or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Trust.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

Determination  of Net Asset Value Per Share.  The net asset value per share of the Trust is determined twice each day that the New York
Stock  Exchange  ("Exchange")  is open, at 12:00 Noon and at 4:00 P.M., on each day that the Exchange is open, by dividing the value of the Trust's net assets by the total number of shares  outstanding.  All references to time in this Statement of Additional  Information mean New York time.  The  Exchange's  most recent  annual  announcement  (which is subject to change)  states that it will close on New
Year's Day, Martin Luther King Jr. Day,  Washington's  Birthday,  Good Friday,  Memorial Day, Independence Day, Labor Day, Thanksgiving
Day and Christmas Day.  It may also close on other days.

         The Trust's  Board of Trustees has adopted the  amortized  cost method to value the Trust's  portfolio  securities.  Under the amortized cost method, a security is valued initially at its cost and its valuation  assumes a constant  amortization of any premium or accretion of any discount,  regardless of the impact of  fluctuating  interest  rates on the market value of the security.  This method does not take into  consideration  any  unrealized  capital  gains or losses on  securities.  While this method  provides  certainty in valuing  securities,  in certain periods the value of a security determined by amortized cost may be higher or lower than the price the
Trust would receive if it sold the security.

         The Trust's  Board of Trustees has  established  procedures  reasonably  designed to stabilize  the Trust's net asset value at
$1.00 per share.  Those procedures  include a review of the valuations of the Trust's portfolio  holdings by the Board of Trustees,  at intervals it deems  appropriate,  to determine  whether the Trust's net asset value  calculated by using  available  market  quotations deviates from $1.00 per share based on amortized cost.

         The Board of Trustees  will  examine  the extent of any  deviation  between  the Trust's net asset value based upon  available market  quotations and amortized  cost. If the Trust's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees to consider  what action,  if any,  should be taken.  If they find that the extent of the  deviation  may cause a material dilution or other unfair effects on shareholders,  the Board of Trustees will take whatever steps it considers  appropriate to eliminate or reduce the  dilution,  including,  among others,  withholding  or reducing  dividends,  paying  dividends  from capital or capital gains,  selling  portfolio  instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

         During periods of declining  interest  rates,  the daily yield on shares of the Trust may tend to be lower (and net investment income and dividends  higher) than those of a fund holding the identical  investments as the Trust but which used a method of portfolio valuation based on market prices or estimates of market prices.  During periods of rising interest rates,  the daily yield of the Trust would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to the Bank for clearance,  the Bank will ask the Trust to redeem a sufficient  number of full and  fractional  shares in the  shareholder's  account to cover the amount of the check.  This  enables  the  shareholder  to  continue receiving  dividends  on those  shares  until the check is  presented  to the Trust.  Checks may not be  presented  for  payment at the offices of the Bank or the  Trust's  Custodian.  This  limitation  does not  affect  the use of checks  for the  payment of bills or to obtain cash at other banks.  The Trust reserves the right to amend,  suspend or  discontinue  offering  checkwriting  privileges at any time without prior notice.

         In  choosing  to take  advantage  of the  Checkwriting  privilege,  by signing  the Account  Application  or by  completing  a
Checkwriting card, each individual who signs:
(1)      for individual accounts, represents that they are the registered owner(s) of the shares of the Trust in that account;
(2)      for  accounts  for  corporations,  partnerships,  trusts and other  entities,  represents  that they are an  officer,  general partner,  trustee  or other  fiduciary  or agent,  as  applicable,  duly  authorized  to act on behalf of the  registered owner(s);
(3)      authorizes  the Trust,  its  Transfer  Agent and any bank  through  which the Trust's  drafts  (checks) are payable to pay all checks drawn on the Trust  account of such  person(s)  and to redeem a  sufficient  amount of shares from that account to cover payment of each check;
         (4)  specifically  acknowledges  that if they choose to permit  checks to be honored if there is a single  signature on checks drawn against joint accounts, or accounts for corporations,  partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize  payment of that check and redemption from the account,  even if that account is  registered  in the names of more than one person or more than one  authorized  signature  appears on the
              Checkwriting card or the Application, as applicable;
(5)      understands  that the  Checkwriting  privilege  may be terminated or amended at any time by the Trust and/or the Trust's bank;
              and
(6)      acknowledges  and agrees that neither the Trust nor its bank shall incur any liability for that  amendment or  termination  of checkwriting  privileges  or for  redeeming  shares to pay  checks  reasonably  believed  by them to be  genuine,  or for returning or not paying checks that have not been accepted for any reason.

Sending  Redemption  Proceeds by Federal  Funds Wire.  The Federal  Funds wire of  redemptions  proceeds  may be delayed if the Trust's custodian  bank is not open for business on a day when the Trust would  normally  authorize  the wire to be made,  which is usually the
Trust's next regular business day following the redemption.  In those  circumstances,  the wire will not be transmitted  until the next bank  business  day on which  the  Trust is open for  business.  No  distributions  will be paid on the  proceeds  of  redeemed  shares awaiting transfer by Federal Funds wire

Distributions  From Retirement Plans.  Requests for distributions  from  OppenheimerFunds-sponsored  IRAs,  403(b)(7)  custodial plans,
401(k) plans or pension or profit-sharing plans should be addressed to "Trustee,  OppenheimerFunds  Retirement Plans," c/o the Transfer
Agent  at its  address  listed  in "How To Sell  Shares"  in the  Prospectus  or on the  back  cover of this  Statement  of  Additional
Information.  The request must
(1)      state the reason for the distribution;
(2)      state the owner's awareness of tax penalties if the distribution is premature; and
(3)      conform to the requirements of the plan and the Trust's other redemption requirements.

         Participants (other than self-employed persons) in  OppenheimerFunds-sponsored  pension or profit-sharing plans with shares of the  Trust  held in the  name  of the  plan  or its  fiduciary  may not  directly  request  redemption  of  their  accounts.  The  plan administrator or fiduciary must sign the request.

         Distributions  from pension and profit sharing plans are subject to special  requirements  under the Internal Revenue Code and certain  documents  (available from the Transfer  Agent) must be completed and submitted to the Transfer Agent before the  distribution may be made.  Distributions  from retirement  plans are subject to withholding  requirements  under the Internal  Revenue Code, and IRS
Form W-4P  (available  from the  Transfer  Agent)  must be  submitted  to the  Transfer  Agent with the  distribution  request,  or the distribution may be delayed.  Unless the shareholder has provided the Transfer Agent with a certified tax  identification  number,  the
Internal  Revenue Code requires that tax be withheld from any  distribution  even if the  shareholder  elects not to have tax withheld.
The Trust, the Manager,  the Distributor the  Sub-Distributor,  and the Transfer Agent assume no  responsibility to determine whether a distribution  satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties  assessed in connection with a distribution.

How to Exchange Shares

As stated in the Prospectus,  direct  shareholders can exchange shares of the Trust for Class A shares of any of the following eligible funds:

Oppenheimer Bond Fund                                         Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund                         Oppenheimer New York Municipal Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund                               Oppenheimer Quest Balanced Value Fund
Oppenheimer Champion Income Fund                              Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Concentrated Growth Fund                          Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Convertible Securities Fund                       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Real Asset Fund(R)
Oppenheimer Discovery Fund                                    Oppenheimer Real Estate Fund
Oppenheimer Emerging Growth Fund                              Oppenheimer Rochester National Municipals Fund
Oppenheimer Emerging Technologies Fund                        Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Small Cap Value Fund
Oppenheimer Europe Fund                                       Oppenheimer Special Value Fund
Oppenheimer Global Fund                                       Oppenheimer Strategic Income Fund
Oppenheimer Global Growth & Income Fund                       Oppenheimer Total Return Fund, Inc.
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Trinity Core Fund
Oppenheimer Growth Fund                                       Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer High Yield Fund                                   Oppenheimer Trinity Value Fund
Oppenheimer Intermediate Municipal Fund                       Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund                           Oppenheimer Value Fund
Oppenheimer International Growth Fund                         Limited-Term New York Municipal Fund
Oppenheimer International Small Company Fund                  Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund                      OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Main Street(R)Growth & Income Fund                 OSM1 - Jennison Growth Fund
Oppenheimer Main Street(R)Opportunity Fund                     OSM1 - Mercury Advisors S&P 500 Index
Oppenheimer Main Street(R)Small Cap Fund                       OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer MidCap Fund                                       OSM1 - QM Active Balanced Fund
Oppenheimer Multiple Strategies Fund                          OSM1 - Salomon Brothers All Cap Fund
and the following money market funds:

Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust                                   Oppenheimer Cash Reserves
Centennial Money Market Trust                                 Oppenheimer Money Market Fund, Inc.

1 - "OSM" stands for Oppenheimer Select Managers

         Shares of the Trust  purchased  without a sales  charge may be exchanged  for shares of an eligible  fund offered with a sales charge upon payment of the sales charge.  Shares of the Trust acquired by  reinvestment  of dividends or  distributions  from the Trust or any of the other eligible funds (other than  Oppenheimer  Cash Reserves) or from any unit  investment  trust for which  reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the eligible funds.

         |_|  Limits on Multiple  Exchange  Orders.  The Trust  reserves  the right to reject  telephone or written  exchange  requests submitted in bulk by anyone on behalf of more than one account.  The Trust may accept  requests for  exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         |_|  Telephone Exchange Requests.  When exchanging shares by telephone,  a direct shareholder must have an existing account in the fund to which the  exchange is to be made.  Otherwise,  the  investor  must obtain a  prospectus  of that fund before the  exchange request may be  submitted.  If all telephone  lines are busy (which might occur,  for example,  during  periods of  substantial  market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         |_|  Processing  Exchange  Requests.  Shares to be  exchanged  are redeemed on the regular  business  day the  Transfer  Agent receives an exchange  request in proper form (the  "Redemption  Date").  Normally,  shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases may be delayed by either fund up to five  business  days if it determines  that it would be disadvantaged  by an immediate  transfer of the redemption  proceeds.  The Trust reserves the right, in its  discretion,  to refuse any exchange request that may disadvantage it (for example,  if the receipt of multiple  exchange  requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Trust).

         In  connection  with any  exchange  request,  the  number of shares  exchanged  may be less than the number  requested  if the exchange  or the number  requested  would  include  shares  subject to a  restriction  cited in the  Prospectus  or this  Statement  of
Additional  Information or would include shares covered by a share  certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

         The different eligible funds available for exchange have different  investment  objectives,  policies and risks. A shareholder should  assure that the fund  selected is  appropriate  for his or her  investment  and should be aware of the tax  consequences  of an exchange.  For federal  income tax purposes,  an exchange  transaction  is treated as a redemption of shares of one fund and a purchase of shares of another.  The Trust, the Distributor,  the Sub-Distributor,  and the Transfer Agent are unable to provide investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

         The Trust may amend,  suspend or terminate the exchange  privilege at any time.  Although,  the Trust may impose these changes at any time,  it will provide you with notice of those changes  whenever it is required to do so by applicable  law. It may be required to provide 60 days notice prior to materially  amending or terminating  the exchange  privilege.  That 60-day notice is not required in extraordinary circumstances.

Dividends and Taxes

Tax Status of the  Trust's  Dividends  and  Distributions.  The federal  tax  treatment  of the  Trust's  dividends  and capital  gains distributions  is explained  in the  Prospectus  under the caption  "Distributions  and Taxes."  Under the Internal  Revenue  Code,  by
December 31 each year, the Trust must  distribute  98% of its taxable  investment  income earned from January 1 through  December 31 of that year and 98% of its  capital  gains  realized in the period from  November 1 of the prior year  through  October 31 of the current year.  It if does not,  the Trust must pay an excise tax on the amounts not  distributed.  It is presently  anticipated  that the Trust will meet those  requirements.  However,  the Board of Trustees and the Manager might  determine in a particular  year that it would be in the best interest of shareholders  for the Trust not to make  distributions  at the required levels and to pay the excise tax on the undistributed  amounts.  That would reduce the amount of income or capital  gains  available  for  distribution  to  shareholders.  The
Trust's dividends will not be eligible for the dividends-received deduction for corporations.

         If the Trust  qualifies  as a  "regulated  investment  company"  under the Internal  Revenue  Code,  it will not be liable for federal  income taxes on amounts paid by it as  distributions.  That  qualification  enables the Trust to "pass through" its income and realized  capital gains to  shareholders  without having to pay tax on them. The Trust qualified as a regulated  investment  company in its last fiscal  year and  intends to qualify in future  years,  but  reserves  the right not to qualify.  The  Internal  Revenue  Code contains a number of complex  tests to  determine  whether the Trust  qualifies.  The Trust might not meet those tests in a  particular year.  If it does not  qualify,  the Trust  will be  treated  for tax  purposes  as an  ordinary  corporation  and will  receive no tax deduction for payments of distributions made to shareholders.

         Dividends,  distributions  and the proceeds of the redemption of Trust shares  represented by checks  returned to the Transfer
Agent by the Postal Service as  undeliverable  will be invested in shares of the Trust as promptly as possible after the return of such checks to the Transfer Agent, in order to enable the investor to earn a return on otherwise idle funds.

Dividend  Reinvestment  in Another Trust.  Direct  shareholders  of the Trust may elect to reinvest all dividends  and/or capital gains distributions  in Class A shares of any eligible  fund listed above.  To elect this option,  the  shareholder  must notify the Transfer
Agent in writing and must have an existing  account in the fund  selected  for  reinvestment.  Otherwise,  the  shareholder  first must obtain a prospectus  for that fund and an application  from the  Distributor  to establish an account.  The investment  will be made at the close of business on the payable date of the dividend or distribution.

Additional Information About the Trust

The Distributor.  The Trust's shares are sold through  dealers,  brokers and other financial  institutions  that have a sales agreement with the  Sub-Distributor.  The Distributor and the  Sub-Distributor  also distribute  shares of the other funds managed by the Manager or an affiliate.

The Transfer Agent.  Shareholder  Services,  Inc. the Trust's  Transfer  Agent, is responsible for maintaining the Trust's  shareholder registry and  shareholder  accounting  records,  and for paying  dividends and  distributions  to  shareholders  of the Trust.  It also handles shareholder servicing and administrative functions.

The Custodian.  Citibank,  N.A. is the Custodian of the Trust's  assets.  The Custodian's  responsibilities  include  safeguarding  and controlling  the Trust's  portfolio  securities  and  handling the delivery of such  securities  to and from the Trust.  It will be the practice of the Trust to deal with the Custodian in a manner  uninfluenced by any banking  relationship the Custodian may have with the
Manager and its  affiliates.  The Trust's cash balances  with the Custodian in excess of $100,000 are not protected by federal  deposit insurance.  Those uninsured balances at times may be substantial.

Independent  Auditors.  Deloitte & Touche LLP are the independent  auditors of the Trust. They audit the Trust's  financial  statements and perform other related audit services.  They also act as auditors for the Manager and  OppenheimerFunds,  Inc. and for certain other funds advised by the Manager and its affiliates.
INDEPENDENT AUDITORS' REPORT Centennial Tax Exempt Trust To the Shareholders and Board of Trustees of Centennial Tax Exempt Trust: We have audited the accompanying statement of assets and liabilities of Centennial Tax Exempt Trust, including the statement of investments, as of June 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial Tax Exempt Trust as of June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. DELOITTE & TOUCHE LLP Denver, Colorado July 23, 2001 20 STATEMENT OF INVESTMENTS June 30, 2001 Centennial Tax Exempt Trust

                                                                                                      PRINCIPAL          VALUE
                                                                                                       AMOUNT          SEE NOTE 1
                                                                                                  -----------------   -------------

           SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.4%
           ALABAMA--0.3%
           Hoover, AL BOE Capital Outlay TAN, MBIA Insured, 2.79%(1)                              $      4,950,000    $   4,950,000
                                                                                                                      -------------
           ALASKA--1.2%
           AK HCF RB, State Capital Project, Series B-1, 4.35%, 12/1/01                                  4,445,000        4,445,874
           AK IDV & Export Authority RRB, Safeway, Inc. Project, 2.80%, 12/1/01(2)                       3,210,000        3,210,000
           AK International Airports RB, AMBAC Insured, 4%, 10/1/01                                      1,000,000        1,001,592
           North Slope Borough, AK GOB, Series B, FSA Insured, 2.75%(1)                                 13,400,000       13,400,000
                                                                                                                      -------------
                                                                                                                         22,057,466
                                                                                                                      -------------
           ARIZONA--4.2%
           AZ Educational Loan Marketing Corp. RB, 2.80%(1)                                             10,000,000       10,000,000
           Phoenix, AZ Civic Improvement Corp. WS RB, Series B, 3.10%, 7/12/01                           9,700,000        9,700,000
           Phoenix, AZ Civic Improvement Corp. WS RB, Series B, 3.10%, 8/2/01                           25,000,000       25,000,000
           Phoenix, AZ IDAU MH RRB, Paradise Lakes Apts. Project, Series 1995, 2.90%(1)                 22,500,000       22,500,000
           Pima Cnty., AZ IDV RB, Tucson Electric Power Project, 2.625%(1)                              10,000,000       10,000,000
                                                                                                                      -------------
                                                                                                                         77,200,000
                                                                                                                      -------------
           CALIFORNIA--4.9%
           CA Dept. of Water Resource Revenue Trust Receipts, 3.10%(1)                                  32,500,000       32,500,000
           CA HFA RB, Series CMC2, AMBAC Insured, 2.85%(1)                                               4,395,000        4,395,000
           CA M-S-R PPA RRB, San Juan Project, Sub. Lien, Series E, MBIA Insured, 2.40%(1)               1,400,000        1,400,000
           CA PCFAU SWD RR RB, Shell Martinez Refining, Series A, 3%(1)                                  5,000,000        5,000,000
           Fremont, CA MH RB, Treetops Apts., Series A, 2.60%(1)                                         3,000,000        3,000,000
           Huntington Park, CA RA MH RB, Casa Rita Apts., Series A, 2.60%(1)                             1,100,000        1,100,000
           Irvine Ranch, CA Water District COP, CAP Improvement Project, 3.10%(1)                        2,000,000        2,000,000
           Los Angeles Cnty., CA MTAU Sales Tax RB, AMBAC Insured, Series SG54, 2.53%(1)                 1,000,000        1,000,000
           Los Angeles, CA Airport RB, Series SG61, 2.60%(1)                                             3,000,000        3,000,000
           Los Angeles, CA Power & Waterworks RRB, Subseries B-1, 2.55%(1)                               4,400,000        4,400,000
           Los Angeles, CA USD ABN AMRO Munitops Certificates, Trust 1999-7,
             MBIA Insured, 2.60%(1)(3)                                                                   2,000,000        2,000,000
           Oceanside, CA MH RRB, Lakeridge Apts. Project, 3%(1)                                         10,000,000       10,000,000
           Paramount City, CA HAU MH RRB, Century Place Apts. Project, Series A, 2.60%(1)                6,300,000        6,300,000
           Rancho Mirage, CA Joint Powers FA COP, Eisenhower Medical Center,
             Series B, MBIA Insured, 2.40%(1)                                                            3,500,000        3,500,000
3 STATEMENT OF INVESTMENTS June 30, 2001 (Continued) Centennial Tax Exempt Trust

                                                                                                 PRINCIPAL            VALUE
                                                                                                  AMOUNT            SEE NOTE 1
                                                                                             ----------------     --------------

              CALIFORNIA (CONTINUED)
              Sacramento, CA MH RB, Smoketree, Series A, 2.40%(1)                            $      5,145,000     $    5,145,000
              Southeast RR FA, CA Lease RRB, Series A, 2.60%(1)                                     4,000,000          4,000,000
              Southern CA Metropolitan Water District RB, Series B, 2.45%(1)                          500,000            500,000
                                                                                                                  --------------
                                                                                                                      89,240,000
                                                                                                                  --------------
              COLORADO--2.0%
              Denver City & Cnty., CO Housing RB, Kentucky Circle Village Project, 2.80%(1)         4,300,000          4,300,000
              E-470 Public Highway, CO RRB, Vehicle Registration Fee, 2.625%(1)                    24,300,000         24,300,000
              Englewood, CO IDV RRB, Safeway, Inc. Project, 2.80%, 12/1/01(2)                       1,050,000          1,050,000
              Fraser, CO IDV RRB, Safeway, Inc. Project, 2.80%, 12/1/01(2)                            760,000            760,000
              Holland Creek Metropolitan District, CO RB, 3.10%(1)                                  4,000,000          4,000,000
              Idaho Springs, CO IDV RRB, Safeway, Inc. Project, 2.80%, 12/1/01(2)                   1,480,000          1,480,000
                                                                                                                  --------------
                                                                                                                      35,890,000
                                                                                                                  --------------
              FLORIDA--6.3%
              Collier Cnty., FL IDAU Education Facilities RB, Community School
                of Naples Project, 2.70%(1)                                                         8,400,000          8,400,000
              Collier Cnty., FL IDAU RB, Gulf Coast American Blind, Series A, 2.92%(1)              3,000,000          3,000,000
              Dade Cnty., FL WSS RB, FGIC Insured, 2.78%(1)                                         9,900,000          9,900,000
              FL BOE Capital Outlay GOUN, Series 286, 2.76%(1)                                      2,600,000          2,600,000
              FL HFA MH RRB, Monterey Lake Project, 2.70%(1)                                       18,665,000         18,665,000
              FL MPA RB, 2.80%, 7/18/01                                                            17,727,000         17,727,000
              FL TUAU RB, Series A, FGIC Insured, 2.78%(1)                                         14,850,000         14,850,000
              Hillsborough Cnty., FL IDAU PC COP, Tampa Electric Co. Project,
              MBIA Insured, 2.78%(1)                                                               17,795,000         17,795,000
              Hillsborough Cnty., FL IDAU PC RB, Tampa Electric Co. Project, 2.78%(1)              17,795,000         17,795,000
              Lee Cnty., FL Airport & Marina ABN Amro Munitops Certificates,
                Trust 2000-3, FSA Insured, 2.82%(1)                                                 4,890,000          4,890,000
                                                                                                                  --------------
                                                                                                                     115,622,000
                                                                                                                  --------------
4 STATEMENT OF INVESTMENTS June 30, 2001 (Continued) Centennial Tax Exempt Trust

                                                                                                    PRINCIPAL            VALUE
                                                                                                     AMOUNT            SEE NOTE 1
                                                                                                ----------------     -------------

            GEORGIA--6.5%
            Burke Cnty., GA DAU PC RB, Oglethorpe Power Corp., AMBAC Insured, 2.65%, 7/23/01(2) $     15,000,000     $  15,000,000
            Burke Cnty., GA DAU PC RB, Oglethorpe Power Corp., AMBAC Insured, 2.75%, 7/17/01(2)        9,600,000         9,600,000
            Burke Cnty., GA DAU PC RB, Oglethorpe Power Corp., AMBAC Insured, 3.05%, 7/23/01(2)       18,000,000        18,000,000
            Burke Cnty., GA DAU PC RB, Oglethorpe Power Corp., AMBAC Insured, 3.10%, 7/17/01          20,000,000        20,000,000
            Cobb Cnty., GA HAU MH RRB, Terrell Mill Project, 2.90%(1)(3)                              11,200,000        11,200,000
            Fulton Cnty., GA DAU RB, Georgia Tech Athletic Assn., Inc., 2.70%(1)                       2,900,000         2,900,000
            Fulton Cnty., GA DAU RB, Lovett School Project, 2.70%(1)                                   3,000,000         3,000,000
            Fulton Cnty., GA Facilities Corp. COP, Public Purpose Project, 5%, 11/1/01                 4,060,000         4,085,624
            GA GOB, Series 1995B, 2.78%(1)                                                            11,880,000        11,880,000
            Roswell, GA HAU MH RRB, Oxford Project, 3.80%(1)                                          23,610,000        23,610,000
                                                                                                                     -------------
                                                                                                                       119,275,624
                                                                                                                     -------------
            IDAHO--0.7%
            Custer Cnty., ID PC RB, Amoco Standard Oil of Indiana, 3.10%, 10/1/01(2)                  12,500,000        12,500,000
                                                                                                                     -------------
            ILLINOIS--6.2%
            Chicago, IL ABN AMRO Munitops Certificates, Trust 1998-3, 2.79%(1)(3)                      8,735,000         8,735,000
            Chicago, IL Gas Supply RRB, Peoples Gas Light & Coke Co., Series C, 2.82%(1)               8,000,000         8,000,000
            Chicago, IL RB, Lakefront Millennium Parking Facility, 2.78%(1)                           22,495,000        22,495,000
            Elk Grove Village, IL IDV RB, La Quinta Motor Inns, Inc., 3.20%(1)                         1,000,000         1,000,000
            IL Development FAU RB, 2.85%(1)                                                            8,500,000         8,500,000
            IL Development FAU RB, Local Government Financing Program, Series
              A, AMBAC Insured, 2.85%, 7/23/01                                                         5,700,000         5,700,000
            IL EDFAU RB, Chicago YMCA, 3.30%(1)                                                       20,000,000        20,000,000
            IL Educational FA RB, 3.05%, 7/23/01                                                       8,385,000         8,385,000
            IL Educational FA RB, 3.10%, 8/1/01                                                       20,000,000        20,000,000
            Regional Transportation Authority, IL Municipal Trust Certificates
              ZTC-19, Cl. A, 2.78%(1)(3)                                                              10,725,000        10,725,000
                                                                                                                     -------------
                                                                                                                       113,540,000
                                                                                                                     -------------
5 STATEMENT OF INVESTMENTS June 30, 2001 (Continued) Centennial Tax Exempt Trust

                                                                                PRINCIPAL          VALUE
                                                                                 AMOUNT          SEE NOTE 1
                                                                            ----------------    -------------

     INDIANA--3.7%
     Dyer, IN HCF RRB, Regency Place, Series A-1, 2.91%(1)                  $      3,055,000    $   3,055,000
     Fort Wayne, IN HCF RRB, Health Quest, Series X-A, 2.91%(1)                    2,625,000        2,625,000
     IN Environmental Development FAU RRB, USX Corp. Project,
       2.60%, 8/9/01(2)                                                            7,000,000        7,000,000
     IN HFFAU RB, Capital Access Designated Pool, 2.90%(1)                        15,900,000       15,900,000
     IN MPA RB, PPS, MBIA Insured, 2.78%(1)                                       13,600,000       13,600,000
     Indianapolis, IN HCF RRB, Health Quest, Series A, 2.91%(1)                    3,615,000        3,615,000
     Indianapolis, IN Local Public Improvement Board Bank RRB,
       Series E, 4.75%, 7/9/01                                                     5,100,000        5,100,544
     Kokomo, IN ED RB, Village Community Partner IV, 2.83%(1)                      2,640,000        2,640,000
     Lawrence/Fort Harrison, IN Reuse Authority Tax Increment
       RB, Harrison Military Base, 2.82%(1)                                        3,115,000        3,115,000
     Marion Cnty., IN HA Hospital Facility RB, Indianapolis
       Osteopathic, 2.83%(1)                                                       1,320,000        1,320,000
     Merrillville, IN HCF RRB, Southlake, Series A-1, 2.91%(1)                     3,485,000        3,485,000
     Monroe Cnty., IN HA RRB, MBIA Insured, 2.65%(1)                               3,500,000        3,500,000
     South Bend, IN HCF RRB, Fountainview, Series A-1, 2.91%(1)                    2,905,000        2,905,000
                                                                                                 ------------
                                                                                                   67,860,544
                                                                                                 ------------
     IOWA--0.3%
     IA FAU Hospital Facilities RRB, Iowa Health Systems,
     Series B, AMBAC Insured, 2.70%(1)                                             4,605,000        4,605,000
                                                                                                 ------------
     KANSAS--0.3%
     Manhattan, KS Industrial RRB, Parker Hannifin, Inc. Project, 2.75%(1)         6,000,000        6,000,000
                                                                                                 ------------
     KENTUCKY--1.3%
     KY EDFAU RRB, Baptist Convalescent Center, 2.90%(1)                           4,870,000        4,870,000
     KY Rural Water Financial Corp. RB, Flexible Term Program, 3.07%(1)           18,580,000       18,580,000
                                                                                                 ------------
                                                                                                   23,450,000
                                                                                                 ------------
     LOUISIANA--2.8%
     LA GOUN, Series A, FGIC Insured, 5.50%, 11/15/01                             10,030,000       10,072,859
     LA PFFAU RB, Willis-Knighton Medical Center Project, 2.70%(1)                10,000,000       10,000,000
     New Orleans, LA IDV Board MH RB, Orleans LLC Project,
       Series 3700, 2.88%(1)                                                       9,000,000        9,000,000
     St. James Parish, LA PC RRB, Texaco Project, Series A,
       2.95%, 11/9/01(2)                                                          22,530,000       22,530,000
                                                                                                 ------------
                                                                                                   51,602,859
                                                                                                 ------------
6 STATEMENT OF INVESTMENTS June 30, 2001 (Continued) Centennial Tax Exempt Trust

                                                                                                    PRINCIPAL           VALUE
                                                                                                     AMOUNT           SEE NOTE 1
                                                                                                ----------------    -------------

             MARYLAND--1.4%
             Anne Arundel Cnty., MD ED RB, West Capital, Series A, 2.80%(1)                     $      6,000,000    $   6,000,000
             Hyattsville, MD IDV RRB, Safeway, Inc. Project, 2.80%, 12/1/01(2)                         1,580,000        1,580,000
             MD Health & HEFAU Pooled Loan Program RB, John Hopkins Hospital, 2.65%, 8/1/01           17,000,000       17,000,000
             MD Health & HEFAU RB, University of Maryland Pooled Loan Program,
               Series B, 3.60%(1)                                                                        810,000          810,000
                                                                                                                    -------------
                                                                                                                       25,390,000
                                                                                                                    -------------
             MASSACHUSETTS--3.2%
             MA REF GOUN, Series B, 2.45%(1)                                                          30,000,000       30,000,000
             MA REF GOB, Prerefunded, Series B, 6.50%, 8/1/01(2)                                       2,260,000        2,309,531
             MA Water Resources Authority RRB, Series B, 2.50%(1)                                     25,000,000       25,000,000
             Worcester, MA GOB, MBIA Insured, 5.25%, 8/1/01                                            1,250,000        1,251,028
                                                                                                                    -------------
                                                                                                                       58,560,559
                                                                                                                    -------------
             MICHIGAN--1.3%
             MI Job DAU RB, East Lansing Residence Associates Project, 3.20%(1)                        1,900,000        1,900,000
               MI School Loan GOB, 3.20%, 10/3/01                                                      4,000,000        4,000,000
             MI Strategic Fund Ltd. Obligation RB, Village at Brighton LLC Project, 2.70%(1)           5,570,000        5,570,000
             Rochester, MI Community SDI GOUN, Series 289, 2.76%(1)                                    3,745,000        3,745,000
             St. Clair Cnty., MI ED RRB, Series 282, AMBAC Insured, 2.78%(1)                           8,000,000        8,000,000
                                                                                                                    -------------
                                                                                                                       23,215,000
                                                                                                                    -------------
             MINNESOTA--1.8%
             Minneapolis, MN CD RRB, Minnehaha/Lake Partners Project, 2.80%(1)                         2,750,000        2,750,000
             MN GOB, 2.78%(1)                                                                         16,010,000       16,010,000
             MN GOUN, 5%, 8/1/01                                                                       1,000,000        1,000,720
             New Ulm, MN Hospital Facilities RB, Health Center Systems, 2.40%(1)                       2,200,000        2,200,000
             North Suburban Hospital District, MN RB, Anoka & Ramsey Cntys
               Hospital Health Center, 2.40%(1)                                                        3,200,000        3,200,000
             St. Paul, MN POAU Tax Increment RB, Westgate Office & Industrial
               Center Project, 2.80%(1)                                                                7,660,000        7,660,000
                                                                                                                    -------------
                                                                                                                       32,820,720
                                                                                                                    -------------
7 STATEMENT OF INVESTMENTS June 30, 2001 (Continued) Centennial Tax Exempt Trust

                                                                                                PRINCIPAL           VALUE
                                                                                                 AMOUNT           SEE NOTE 1
                                                                                            ----------------    --------------

                MISSOURI--0.7%
                MO HEAU Student Loan RB, Series A, 2.75%(1)                                 $     12,300,000    $   12,300,000
                                                                                                                --------------
                MONTANA--0.2%
                Great Falls, MT IDV RRB, Safeway, Inc. Project, 2.80%, 12/1/01(2)                  1,445,000         1,445,000
                Havre, MT IDV RRB, Safeway, Inc. Project, 2.80%, 12/1/01(2)                        1,345,000         1,345,000
                                                                                                                --------------
                                                                                                                     2,790,000
                                                                                                                --------------
                NEVADA--2.6%
                Clark Cnty., NV SDI GOLB, Series A, FSA Insured, 3.15%(1)                         10,000,000        10,000,000
                NV Municipal Securities Trust Receipts, Series SG 114, 2.76%(1)                   20,350,000        20,350,000
                Washoe Cnty., NV ABN AMRO Munitops Certificates, Single Asset
                  Trust Certificates, Trust 2001-24, FGIC Insured, 2.79%(1)                       16,090,000        16,090,000
                                                                                                                --------------
                                                                                                                    46,440,000
                                                                                                                --------------
                NEW YORK--5.9%
                Jay Street Development Corp. NYC Facilities Lease RB, Jay Street
                Project, Series A-3, 2.40%(1)                                                      1,500,000         1,500,000
                NYC HDC MH RB, Monterey Project, Series A, 2.45%(1)                                9,000,000         9,000,000
                NYC MWFAU WSS RB, Series C, FGIC Insured, 3.15%(1)                                 2,200,000         2,200,000
                NYC MWFAU WSS RRB, Series F-1, 3.15%(1)                                           13,400,000        13,400,000
                NYS DA RB, MBIA/IBC Insured, 2.53%(1)                                              2,600,000         2,600,000
                NYS ERDAUEF RB, Consolidated Edison, Subseries A3, 2.50%(1)                        3,000,000         3,000,000
                NYS HFA RB, East 39 Street Housing, Series A, 2.50%(1)                             3,500,000         3,500,000
                NYS HFA RB, Victory Housing, Series A, 2.55%(1)                                    1,500,000         1,500,000
                NYS LGAC RB, Series 1040, 2.51%(1)                                                 1,500,000         1,500,000
                NYS LGAC RB, Series SG100, MBIA Insured, 2.51%, 10/1/01(2)                        10,420,000        10,420,000
                NYS LGAC RB, Series SG99, MBIA Insured, 2.51%, 10/1/01(2)                         27,595,000        27,595,000
                NYS MAG RB, Series CMC1, 2.80%(1)                                                  4,045,000         4,045,000
                NYS TBTAU RB, Series SG-41, MBIA Insured, 2.51%(1)                                 1,730,000         1,730,000
                NYS TBTAU RB, Series T, 3.25%, 7/31/01(2)(3)                                      11,400,000        11,400,000
                NYS TBTAU SPO RRB, Series A, FSA Insured, 2.50%(1)                                10,630,000        10,630,000
                PAUNYNJ SPO RRB, Versatile Structure-4, 3.30%(1)                                   3,290,000         3,290,000
                                                                                                                --------------
                                                                                                                   107,310,000
                                                                                                                --------------
8 STATEMENT OF INVESTMENTS June 30, 2001 (Continued) Centennial Tax Exempt Trust

                                                                                                    PRINCIPAL           VALUE
                                                                                                     AMOUNT           SEE NOTE 1
                                                                                                ----------------    --------------

            NORTH CAROLINA--0.3%
            NC Capital Facilities FA Student RB, Housing Facilities NCA & T
            University Foundation, 2.70%(1)                                                     $      5,700,000    $    5,700,000
                                                                                                                    --------------
            OHIO--2.3%
            Clinton Cnty., OH Hospital RB, Ohio Hospital Capital, Inc., 2.85%(1)                      24,000,000        24,000,000
            Gallia Cnty., OH IDV Mtg. RRB, Jackson Pike Assn., 2.95%, 12/15/01(2)                      3,175,000         3,175,000
            Scioto Cnty., OH HCF RB, Hill View Retirement Center, 3.10%, 12/1/01(2)                    4,115,000         4,115,000
            University of Cincinnati, OH COP, Series 232, MBIA Insured, 2.76%(1)                      10,575,000        10,575,000
                                                                                                                    --------------
                                                                                                                        41,865,000
                                                                                                                    --------------
            PENNSYLVANIA--6.0%
            Cumberland Cnty., PA Municipal Authority College RRB, Dickinson
              College, Series B, AMBAC Insured, 5%, 11/1/01(2)                                         2,700,000         2,705,723
            Delaware Cnty., PA IDA PC RB, Philadelphia Electric, Series B, FGIC
              Insured, 2.45%, 7/23/01(2)                                                              16,000,000        16,000,000
            Delaware Cnty., PA IDAU PC RB, Philadelphia Electric, FGIC Insured,
              2.65%, 8/1/01(2)                                                                        11,200,000        11,200,000
            Delaware Cnty., PA PC RB, Philadelphia Electric, Series B, FGIC
            Insured, 3.05%, 7/23/01(2)                                                                12,600,000        12,600,000
            Monroe Cnty., PA HA RB, Pocono Medical Center, Series C, 2.80%(1)                          2,835,000         2,835,000
            PA GOUN, 2.78%(1)                                                                         17,800,000        17,800,000
            PA HEFAU RB, Assn. of Independent Colleges & Universities, Series
              G1, 5%, 11/1/01(2)                                                                       3,500,000         3,507,361
            PA HEFAU RB, Assn. of Independent Colleges & Universities, Series
              G3, 5%, 11/1/01(2)                                                                       1,300,000         1,302,628
            PA HEFAU RB, Assn. of Independent Colleges & Universities, Series
              G4, 5%, 11/1/01(2)                                                                       1,000,000         1,002,022
            PA HEFAU RB, CICU Financing Program, Series B6, 4.40%, 11/1/01(2)                          4,600,000         4,600,000
            PA MBIA Capital Corp. Grantor Lease Back RB, MBIA Insured, 2.88%(1)                       30,000,000        30,000,000
            Philadelphia, PA Municipal Authority RB, Justice Lease,
              Prerefunded, Series B, FGIC Insured, 7.125%, 11/15/01(2)                                 5,400,000         5,586,692
                                                                                                                    --------------
                                                                                                                       109,139,426
                                                                                                                    --------------
9 STATEMENT OF INVESTMENTS June 30, 2001 (Continued) Centennial Tax Exempt Trust

                                                                                                   PRINCIPAL          VALUE
                                                                                                    AMOUNT          SEE NOTE 1
                                                                                               ----------------    -------------

             SOUTH CAROLINA--1.8%
             SC Education FA for Private Nonprofit Institutions RB, Columbia
               College Project, 2.70%(1)                                                       $     10,000,000    $  10,000,000
             SC POAU ABN AMRO Munitops Certificates, Trust 1998-7, 2.82%(1)                           7,325,000        7,325,000
             SC Public Service Authority RB, Series 182, MBIA Insured, 2.78%(1)                      14,850,000       14,850,000
                                                                                                                   -------------
                                                                                                                      32,175,000
                                                                                                                   -------------
             TENNESSEE--3.0%
             Shelby Cnty., TN Educational, Housing & HF RB, Baptist Memorial
               Hospital, 2.65%, 8/16/01(2)                                                            5,700,000        5,700,000
             TN GOB, 2.80%, 7/18/01                                                                  25,000,000       25,000,000
             TN GOB, 3.15%, 7/13/01                                                                  24,600,000       24,600,000
                                                                                                                   -------------
                                                                                                                      55,300,000
                                                                                                                   -------------
             TEXAS--17.8%
             Austin, TX Travis & Williamson Cntys. Utility System RB, 2.60%, 8/1/01                  10,000,000       10,000,000
             Bexar Metropolitan Water District, TX RB, 3.10%, 7/25/01                                 9,000,000        9,000,000
             Brownsville, TX Utility System RB, MBIA Insured, 2.65%(1)                                6,000,000        6,000,000
             De Soto, TX IDAU RRB, National Service Industries, Inc. Project, 2.75%(1)                7,150,000        7,150,000
             Gulf Coast, TX IDAU Marine Terminal RB, Amoco Oil Project, 2.75%, 12/1/01(2)             4,000,000        4,000,000
             Harris Cnty., TX Criminal Justice Center RB, Series SG96, FGIC
               Insured, 2.76%(1)                                                                      7,475,000        7,475,000
             Harris Cnty., TX Toll Road COP, 2.78%(1)                                                 9,900,000        9,900,000
             Hockley Cnty., TX IDV Corp. PC RB, Amoco Project, 3.05%, 11/1/01(2)                      5,000,000        5,000,000
             Houston, TX GOB, Series A, 2.65%, 10/11/01                                               8,000,000        8,000,000
             Houston, TX GOB, Series A, 3.05%, 7/23/01                                               13,900,000       13,900,000
             Houston, TX GOB, Series A, 3.10%, 8/1/01                                                25,000,000       25,000,000
             Houston, TX GOB, Series B, 2.60%, 7/26/01                                               27,600,000       27,600,000
             Houston, TX GOB, Series B, 2.65%, 10/11/01                                               4,000,000        4,000,000
             Houston, TX GOB, Series C, 2.65%, 10/11/01                                               3,000,000        3,000,000
             Houston, TX GOB, Series C, 3.10%, 8/1/01                                                 5,000,000        5,000,000
             Houston, TX ISD Municipal Trust Certificates ZTC-21, Cl. A, FSA
               Insured, 2.83%(1)                                                                     12,700,000       12,700,000
             Houston, TX WSS RB, Series SG120, 2.76%(1)                                              37,600,000       37,600,000
             North Central, TX HFDC RB, Dallas Methodist Hospital, AMBAC
               Insured, 2.75%, 9/10/01(2)                                                            22,900,000       22,900,000
             North TX HEAU, Inc. Student Loan RB, Series A, 2.75%(1)                                 10,840,000       10,840,000
             San Antonio, TX Electric & Gas RRB, Series G-101, 2.76%(1)                              20,200,000       20,200,000
10 STATEMENT OF INVESTMENTS June 30, 2001 (Continued) Centennial Tax Exempt Trust

                                                                                 PRINCIPAL           VALUE
                                                                                  AMOUNT           SEE NOTE 1
                                                                             ----------------    --------------

       TEXAS (CONTINUED)
       San Antonio, TX Electric & Gas RRB, Series SG105, 2.80%(1)            $     20,000,000    $   20,000,000
       San Antonio, TX Water RB, 2.78%(1)                                           4,000,000         4,000,000
       TX TAN & RAN, 5.25%, 8/31/01                                                36,000,000        36,056,406
       TX TUAU RB, Dallas Northtollway, Series SG70, 2.76%(1)                      15,325,000        15,325,000
                                                                                                 --------------
                                                                                                    324,646,406
                                                                                                 --------------
       UTAH--2.7%
       Eagle Mountain, UT Gas & Electric RRB, 2.65%(1)                             17,625,000        17,625,000
       Intermountain Power Agency, UT Power Supply RB, AMBAC
         Insured, 2.65%, 7/30/01(2)                                                 5,800,000         5,800,000
       Intermountain Power Agency, UT Power Supply RB, AMBAC
         Insured, 3.15%, 8/20/01                                                   14,600,000        14,600,000
       Salt Lake City, UT TAN & RAN, 3.50%, 12/28/01                               10,000,000        10,041,213
       Tremonton City, UT IDV RRB, Safeway, Inc. Project, 2.80%,
         12/1/01(2)                                                                   445,000           445,000
                                                                                                 --------------
                                                                                                     48,511,213
                                                                                                 --------------
       VIRGINIA--1.4%
       Peninsula Ports Authority, VA Coal Terminal RRB, Dominion
       Terminal Project-A, 2.75%, 7/23/01(2)(4)                                    15,835,000        15,835,000
       Pulaski Cnty., VA IDAU RRB, Pulaski Furniture Project, 2.85%(1)              8,900,000         8,900,000
       Stafford, VA IDV RRB, Safeway, Inc. Project, 2.80%,
         12/1/01(2)                                                                   715,000           715,000
                                                                                                 --------------
                                                                                                     25,450,000
                                                                                                 --------------
       WASHINGTON--2.8%
       King Cnty., WA ABN AMRO Munitops Certificates, Trust
         2001-1, MBIA Insured, 2.79%(1)                                             7,770,000         7,770,000
       Kitsap Cnty., WA SDI No. 401 GOUN, Series 252, MBIA
         Insured, 2.76%(1)                                                          3,460,000         3,460,000
       WA GORB, Series 1995C, 2.78%(1)                                             13,710,000        13,710,000
       WA Municipal Trust Certificates ZTC-10, Cl. A, 2.78%(1)(3)                  12,935,000        12,935,000
       WA Municipal Trust Certificates ZTC-11, Cl. A, 2.78%(1)(3)                  13,570,000        13,570,000
                                                                                                 --------------
                                                                                                     51,445,000
                                                                                                 --------------
11 STATEMENT OF INVESTMENTS June 30, 2001 (Continued) Centennial Tax Exempt Trust

                                                                                            PRINCIPAL               VALUE
                                                                                             AMOUNT               SEE NOTE 1
                                                                                        ----------------        ----------------

              WEST VIRGINIA--1.1%
              Marion Cnty., WV Commission SWD Facilities RB, Granttown
                Project-D, 2.75%(1)                                                     $     14,100,000        $     14,100,000
              WV Road GOB ABN AMRO Munitops Certificates, Series 1999-4,
                3%, 11/28/01(2)                                                                6,000,000               6,000,000
                                                                                                                ----------------
                                                                                                                      20,100,000
                                                                                                                ----------------
              WISCONSIN--0.6%
              WI Center District Tax RB, 2.75%(1)                                             10,000,000              10,000,000
                                                                                                                ----------------
              WYOMING--0.3%
              Evanston, WY IDV RRB, Safeway, Inc. Project, 2.80%, 12/1/01(2)                   3,700,000               3,700,000
              Lincoln Cnty., WY PC RRB, Amoco Oil Co. of Indiana Project,
                3.30%, 10/1/01(2)                                                              2,000,000               2,000,981
                                                                                                                ----------------
                                                                                                                       5,700,981
                                                                                                                ----------------
              OTHER TERRITORIES--1.5%
              Greystone Tax Exempt Certificates RB, Trust 1998-1, Sr.
              Certificate Beneficial Ownership, 2.88%(1)                                      27,800,000              27,800,000
                                                                                                                ----------------
              Total Investments, at Value (Cost $1,810,452,798)                                     99.4%          1,810,452,798
                                                                                                                ----------------
              Other Assets Net of Liabilities                                                        0.6              11,281,973
                                                                                        ----------------        ----------------
              Net Assets                                                                           100.0%       $  1,821,734,771
                                                                                        ================        ================
12 STATEMENT OF INVESTMENTS June 30, 2001 (Continued) Centennial Tax Exempt Trust To simplify the listings of securities, abbreviations are used per the table below:

BOE--Board of Education                                                 MAG--Mtg. Agency
CAP--Capital Appreciation                                               MH--Multifamily Housing
CD--Commercial Development                                              MPA--Municipal Power Agency
COP--Certificates of Participation                                      MTAU--Metropolitan
DA--Dormitory Authority                                                 Transportation Authority
DAU--Development Authority                                              MWFAU--Municipal Water Finance Authority
ED--Economic Development                                                NYC--New York City
EDFAU--Economic Development Finance Authority                           NYS--New York State
ERDAUEF--Energy Research & Development Authority                        PAUNYNJ--Port Authority of New York & New Jersey
Electric Facilities                                                     PC--Pollution Control
FA--Facilities Authority                                                PCFAU--Pollution Control Finance Authority
FAU--Finance Authority                                                  PFFAU--Public Facilities Finance Authority
GOB--General Obligation Bonds                                           POAU--Port Authority
GOLB--General Obligation Limited Bonds                                  PPA--Public Power Agency
GORB--General Obligation Refunding Bonds                                PPS--Public Power System
GOUN--General Obligation Unlimited Nts.                                 RA--Redevelopment Agency
HA--Hospital Authority                                                  RAN--Revenue Anticipation Nts.
HAU--Housing Authority                                                  RB--Revenue Bonds
HCF--Healthcare Facilities                                              REF--Refunding
HDC--Housing Development Corp.                                          RR--Resource Recovery
HEAU--Higher Education Authority                                        RRB--Revenue Refunding Bonds
HEFAU--Higher Educational Facilities Authority                          SDI--School District
HFA--Housing Finance Agency                                             SPO--Special Obligations
HFDC--Health Facilities Development Corp.                               SWD--Solid Waste Disposal
HFFAU--Health Facilities Finance Authority                              TAN--Tax Anticipation Nts.
IDV--Industrial Development                                             TBTAU--Triborough Bridge & Tunnel Authority
IDA--Industrial Development Agency                                      TUAU--Turnpike Authority
IDAU--Industrial Development Authority                                  USD--Unified School District
ISD--Independent School District                                        WS--Water System
LGAC--Local Government Assistance Corp.                                 WSS--Water & Sewer System

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2001. This instrument may also have a demand feature which allows, on up to 30 days’ notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Put obligation redeemable at full face value on the date reported.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $70,565,000 or 3.87% of the Trust’s net assets as of June 30, 2001.

4. Identifies issues considered to be illiquid or restricted--See Note 4 of Notes to Financial Statements. See accompanying Notes to Financial Statements. 13 STATEMENT OF ASSETS AND LIABILITIES June 30, 2001 Centennial Tax Exempt Trust

ASSETS
Investments, at value (Cost $1,810,452,798)--see accompanying statement                      $  1,810,452,798
Cash                                                                                                3,549,599
Receivables and other assets:
  Shares of beneficial interest sold                                                               13,437,541
  Interest                                                                                         11,643,209
  Other                                                                                               244,212
                                                                                             ----------------
    Total assets                                                                                1,839,327,359
                                                                                             ----------------
LIABILITIES
Payables and other liabilities:
  Shares of beneficial interest redeemed                                                           16,320,003
  Dividends                                                                                         1,067,427
  Service plan fees                                                                                    99,734
  Shareholder reports                                                                                  54,373
  Trustees' compensation                                                                               12,683
  Other                                                                                                38,368
                                                                                             ----------------
    Total liabilities                                                                              17,592,588
                                                                                             ----------------
NET ASSETS                                                                                   $  1,821,734,771
                                                                                             ================
COMPOSITION OF NET ASSETS
Paid-in capital                                                                              $  1,822,079,970
Accumulated net realized gain (loss) on investment transactions                                      (345,199)
                                                                                             ----------------
NET ASSETS--applicable to 1,822,095,938 shares of beneficial interest
outstanding                                                                                  $  1,821,734,771
                                                                                             ================
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                     $           1.00
See accompanying Notes to Financial Statements. 14 STATEMENT OF OPERATIONS For the Year Ended June 30, 2001 Centennial Tax Exempt Trust

                  INVESTMENT INCOME--Interest                                            $     69,492,412
                                                                                         ----------------
                  EXPENSES
                  Management fees                                                               7,527,359
                  Service plan fees                                                             3,538,029
                  Transfer and shareholder servicing agent fees                                   483,258
                  Custodian fees and expenses                                                     186,291
                  Shareholder reports                                                             146,733
                  Trustees' compensation                                                           26,025
                  Legal, auditing and other professional fees                                      15,957
                  Other                                                                           597,786
                                                                                         ----------------
                    Total expenses                                                             12,521,438
                      Less reduction to custodian expenses                                       (178,392)
                                                                                         ----------------
                    Net expenses                                                               12,343,046
                                                                                         ----------------
                  NET INVESTMENT INCOME                                                        57,149,366
                                                                                         ----------------
                  NET REALIZED GAIN (LOSS) ON INVESTMENTS                                         294,983
                                                                                         ----------------
                  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $     57,444,349
                                                                                         ================
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    YEAR ENDED JUNE 30,
                                                                                                 2001                 2000
                                                                                        -------------------- ---------------------

                        OPERATIONS
                        Net investment income (loss)                                    $         57,149,366 $         50,998,995
                        Net realized gain (loss)                                                     294,983             (159,972)
                                                                                        -------------------- --------------------
                        Net increase (decrease) in net assets
                          resulting from operations                                               57,444,349           50,839,023
                                                                                        -------------------- --------------------
                        DIVIDENDS AND/OR DISTRIBUTIONS TO
                          SHAREHOLDERS                                                           (57,149,366)         (50,998,995)
                                                                                        -------------------- --------------------
                        BENEFICIAL INTEREST TRANSACTIONS
                        Net increase (decrease) in net assets
                          resulting from beneficial interest
                          transactions                                                           129,890,148          (57,771,643)
                                                                                        -------------------- --------------------
                        NET ASSETS
                        Total increase (decrease)                                                130,185,131          (57,931,615)
                        Beginning of period                                                    1,691,549,640        1,749,481,255
                                                                                        -------------------- --------------------
                        End of period                                                   $      1,821,734,771 $      1,691,549,640
                                                                                        ==================== ====================
See accompanying Notes to Financial Statements. 15 FINANCIAL HIGHLIGHTS Centennial Tax Exempt Trust

                                                                                   YEAR ENDED JUNE 30,
                                                                --------------------------------------------------------
                                                                   2001       2000       1999       1998        1997
                                                                ---------- ---------- ---------- -----------  ----------

             PER SHARE OPERATING DATA
             Net asset value, beginning of period               $   1.00   $   1.00    $  1.00    $  1.00      $  1.00
             Income from investment operations-- net
               investment income and net realized gain               .03        .03        .03        .03          .03
             Dividends and/or distributions to shareholders         (.03)      (.03)      (.03)      (.03)        (.03)
                                                                --------   --------    -------    -------      -------
             Net asset value, end of period                     $   1.00   $   1.00    $  1.00    $  1.00      $  1.00
                                                                ========   ========    =======    =======      =======
             TOTAL RETURN(1)                                        3.26%      3.01%      2.61%      3.12%        3.01%
             RATIOS/SUPPLEMENTAL DATA
             Net assets, end of period (in millions)            $  1,822   $  1,692    $ 1,749    $ 1,829      $ 1,649
             Average net assets (in millions)                   $  1,779   $  1,737    $ 1,896    $ 1,832      $ 1,591
             Ratios to average net assets:(2)
             Net investment income                                  3.21%      2.94%      2.58%      3.07%        2.95%
             Expenses                                               0.70%      0.72%      0.69%      0.69%(3)     0.72%(3)
             Expenses, net of reduction to custodian expenses       0.69%       N/A        N/A        N/A          N/A

(1) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods of less than one full year.

(2) Annualized for periods of less than one full year. (3) Expense ratio reflects the reduction to custodian expenses. See accompanying Notes to Financial Statements. 16 NOTES TO FINANCIAL STATEMENTS Centennial Tax Exempt Trust 1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust’s investment objective is to seek the maximum short-term interest income exempt from federal income taxes that is consistent with low capital risk and the maintenance of liquidity. The Trust’s investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

As of June 30, 2001, the Trust had available for federal income tax purposes unused capital loss carryovers as follows:

                   EXPIRING
                   ------------------------

                    2007       $    243,131
                    2008             88,401
                               ------------
                    Total      $    331,532
                               ============

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

17 NOTES TO FINANCIAL STATEMENTS (Continued) Centennial Tax Exempt Trust 2. SHARES OF BENEFICIAL INTEREST The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                            YEAR ENDED JUNE 30, 2001                    YEAR ENDED JUNE 30, 2000
                                      ------------------------------------        -----------------------------------
                                           SHARES             AMOUNT                   SHARES             AMOUNT
                                      -----------------------------------         -----------------------------------

       Sold                             5,201,579,181   $   5,201,579,181           5,849,279,745   $   5,849,279,745
       Dividends and/or
        distributions reinvested           57,547,779          57,547,779              49,019,366          49,019,366
       Redeemed                        (5,129,236,812)     (5,129,236,812)         (5,956,070,754)     (5,956,070,754)
                                      ---------------   -----------------         ---------------   -----------------
       Net increase (decrease)            129,890,148   $     129,890,148             (57,771,643)  $     (57,771,643)
                                      ===============   =================         ===============   =================
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of the Trust’s net assets; 0.475% of the next $250 million; 0.45% of the next $250 million; 0.425% of the next $250 million; 0.40% of the next $250 million; 0.375% of the next $250 million; 0.35% of the next $500 million and 0.325% of net assets in excess of $2 billion. Under the agreement, when the value of the Trust’s net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates. However, the annual fee cannot be less than $0. The Trust’s management fee for the year ended June 30, 2001, was an annualized rate of 0.42%.

Transfer Agent Fees. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI an annual maintenance fee for each Trust shareholder account.

Service Plan Fees. Under an approved service plan, the Trust may expend up to 0.20% of its average annual net assets annually to reimburse the Manager, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other financial institutions. During the year ended June 30, 2001, the Trust paid $10,068 to a broker-dealer affiliated with the Manager as reimbursement for distribution-related expenses.

18 NOTES TO FINANCIAL STATEMENTS (Continued) Centennial Tax Exempt Trust 4. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2001, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2001, was $15,835,000, which represents 0.87% of the Trust’s net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                                                                             VALUATION PER
                                                                 ACQUISITION     COST         UNIT AS OF
                                            SECURITY                DATE        PER UNIT     JUNE 30, 2001
                                   -------------------------- --------------- ------------- ---------------

                                   SHORT-TERM NOTES
                                   Peninsula Ports Authority,
                                   VA Coal Terminal RRB,
                                   Dominion Terminal
                                   Project-A, 2.75%, 7/23/01          6/13/01    $  1.00            $  1.00
19

A-3

Appendix A

                                                   Description of Securities Ratings

Below is a description of the two highest rating categories for Short Term Debt and Long Term Debt by the "Nationally-Recognized
Statistical Rating Organizations" which the Manager evaluates in purchasing securities on behalf of the Fund.  The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

SHORT TERM DEBT RATINGS.

Moody's Investors Service, Inc.  ("Moody's")

The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment.  Capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structure with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

         Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG".  These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("Standard and Poor's")
---------------------------------------------------------------------------------------------------------

The following ratings by Standard and Poor's for commercial paper (defined by Standard and Poor's as debt having an original maturity of no more than 365 days) assess the likelihood of payment:
A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in 3 years or less:
------------------------------------------------------------------------

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Standard and Poor's assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  With short-term demand debt, Standard and Poor's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")
---------------------

Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

LONG TERM DEBT RATINGS.

These ratings are relevant for securities purchased by the Fund with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's
-------

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa"
securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

         Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier
"3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's
-------------------

Bonds (including municipal bonds maturing beyond 3 years) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. A strong capacity to meet its financial commitment on the obligation is very strong.

Fitch
-----

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

B-1

                                                              Appendix B

                                                       Industry Classifications

Adult Living Facilities
Bond Anticipation Notes
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Parking Fee Revenue
Pollution Control
Resource Recovery
Revenue Anticipation Notes
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Tax Anticipation Notes
Tax & Revenue Anticipation Notes
Telephone Utilities
Water Utilities

---------------------------------------------------------------------------------------------------------------------------------------
Centennial Tax Exempt Trust
---------------------------------------------------------------------------------------------------------------------------------------

Investment Advisor and Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Englewood, Colorado 80112

Sub-Distributor
OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217

Transfer Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217
1.800.525.9310

Custodian of Portfolio Securities
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202

PX0160.01.revJuly0102

--------

1 PartnersMr. Grabish is only a Trustee of Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust,
Centennial New York Tax Exempt Trust and Centennial California Tax Exempt Trust and a Managing General Partner of Centennial America
Fund, L.P.  Mr. Malone and Mrs. Hamilton are not Trustees of Oppenheimer Senior Floating Rate Fund.
2. In  accordance  with Rule 12b-1 of the  Investment  Company Act, the term  "Independent  Trustees" in this  Statement of  Additional
Information  refers  to those  Trustees  who are not  "interested  persons"  of the Fund and who do not  have any  direct  or  indirect financial interest in the operation of any agreement under the plan.